UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09721

PIMCO Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

(b)	Not applicable to the Registrant.

PIMCO MANAGED ACCOUNTS TRUST

Semiannual Report

June 30, 2023

Fixed Income SHares: Series C (“FISH: Series C”)

Fixed Income SHares: Series LD (“FISH: Series LD”)

Fixed Income SHares: Series M (“FISH: Series M”)

Fixed Income SHares: Series R (“FISH: Series R”)

Fixed Income SHares: Series TE (“FISH: Series TE”)

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended June 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

Amid elevated inflation in many countries during the reporting period, the global economy faced challenges from higher interest rates, tighter credit conditions stemming from the turmoil in the banking sector (especially in the United States (“U.S.”)), and geopolitical concerns. While the U.S. economy showed signs of resilience, some European economies experienced slower growth over the reporting period.

Continued central bank efforts to combat inflation

While inflation remained elevated over the reporting period, many central banks raised interest rates to rein in rising prices. The U.S. Federal Reserve (the “Fed”) raised the federal funds rate at 10 consecutive meetings, beginning in March 2022 through May 2023. In June 2023, the Fed then paused from raising rates in order to “assess additional information and its implications for monetary policy.” Meanwhile, the Bank of England and European Central Bank raised interest rates for the 13th and eighth consecutive time, respectively, as of June 2023. In contrast, the Bank of Japan maintained its accommodative monetary policy stance.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury declined over the reporting period, while 10-year bond yields in most other developed market countries increased. The overall global credit bond market delivered positive total returns. Higher-rated global bonds underperformed lower-rated bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar weakened against the euro and the British pound, but appreciated against the Japanese yen.

Amid evolving conditions, we will continue to work diligently to navigate global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals, and visit global.pimco.com for our latest insights.

Sincerely,

Deborah A. DeCotis	Eric D. Johnson
Chair of the Board of Trustees	President

Total Returns of Certain Asset Classes for the Period Ended June 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	16.89%

Global equities (MSCI World Index, USD)	15.09%

European equities (MSCI Europe Index, EUR)	11.12%

Emerging market equities (MSCI Emerging Markets Index, EUR)	4.89%

Japanese equities (Nikkei 225 Index, JPY)	28.65%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	7.79%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	3.81%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	5.45%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	3.00%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	3.13%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO MANAGED ACCOUNTS TRUST

Important Information About the Portfolios

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. A Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolios currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Portfolios’ compliance calculations, including those used in the Portfolios’ prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional,

SEMIANNUAL REPORT	JUNE 30, 2023	3

Important Information About the Portfolios (Cont.)

European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Portfolio and its shareholders.

The Portfolios may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. In March 2021, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolios, or on certain instruments in which the Portfolios invest, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolios or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolios.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to a Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which a Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to a Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on a Portfolio and issuers in which it invests.

4	PIMCO MANAGED ACCOUNTS TRUST

On each Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Total return for a period of more than one year represents the average annual total return. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $10,000 at the end of the month that a Portfolio commenced operations. Each Portfolio measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes. Historical performance for a Portfolio may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the termination or reduction of any such fee waivers or expense limitations.

The dividend rate that a Portfolio pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Portfolio’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Portfolio. As portfolio and market conditions change, the rate of distributions on the common shares and a Portfolio’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Portfolio’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the commencement of operations and diversification status of each Portfolio:

Portfolio Name	Commencement of Operations	Diversification Status
Fixed Income SHares: Series C	03/17/00	Diversified
Fixed Income SHares: Series LD	12/20/13	Diversified
Fixed Income SHares: Series M	03/17/00	Diversified
Fixed Income SHares: Series R	04/15/04	Diversified
Fixed Income SHares: Series TE	06/25/12	Diversified

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with PIMCO as the Investment Adviser and Administrator, PIMCO Investments LLC and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s prospectus, summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholders of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand.

The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus, summary prospectus or SAI with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications,

SEMIANNUAL REPORT	JUNE 30, 2023	5

Important Information About the Portfolios (Cont.)

disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Portfolios at (888) 87-PIMCO, on the Portfolios’ website at www.pimco.com/FISH, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/FISH, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary. Any election to receive reports in paper will apply to all portfolios held in the investor’s account at the financial intermediary.

In May 2022, the SEC proposed amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a portfolio may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Portfolios will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered portfolios (such as the Portfolios) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that portfolios meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and

6	PIMCO MANAGED ACCOUNTS TRUST

shareholder report disclosure related to the ESG factors, criteria and processes used in managing the portfolio. The proposal’s impact on the Portfolios will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolios will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	JUNE 30, 2023	7

Fixed Income SHares: Series C	FXICX

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of June 30, 2023†§

U.S. Government Agencies	35.1%
Corporate Bonds & Notes	24.9%
Asset-Backed Securities	16.4%
U.S. Treasury Obligations	7.7%
Short-Term Instruments‡	5.6%
Non-Agency Mortgage-Backed Securities	4.8%
Municipal Bonds & Notes	2.6%
Preferred Securities	2.3%
Other	0.6%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (03/17/00)
Fixed Income SHares: Series C	3.43%	1.08%	0.97%	1.93%	7.44%
Bloomberg U.S. Intermediate Credit Index	2.21%	1.56%	1.82%	2.17%	4.43%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative Return

♦ Average Annual Return since 03/31/00

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), was 0.15%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Tactical U.S. duration positioning, particularly overweight exposure to the intermediate part of the curve, contributed to relative performance, as yields fell during the first quarter of 2023.

»	Long exposure to senior securitized assets, particularly AAA-rated collateralized loan obligations, contributed to returns, as spreads tightened.

»	Holdings of taxable municipal bonds contributed to relative performance, as spreads tightened.

»	Security selection within subordinated financials detracted from performance.

»	Underweight exposure to investment grade corporate credit detracted from relative performance, as spreads tightened.

»	There were no other material detractors for this Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2023	9

Fixed Income SHares: Series LD	FXIDX

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of June 30, 2023†§

Corporate Bonds & Notes	37.7%
Asset-Backed Securities	29.0%
Non-Agency Mortgage-Backed Securities	18.3%
Short-Term Instruments‡	11.6%
U.S. Government Agencies	3.0%
Municipal Bonds & Notes	0.4%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	Commencement of Operations (12/20/13)
Fixed Income SHares: Series LD	1.15%	0.12%	1.19%	2.31%
ICE BofAML 1-3 Year U.S. Treasury Index	0.97%	0.13%	0.95%	0.77%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative Return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), was 1.57%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

10	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Selection within investment grade corporate credit, specifically financials and industrial sectors, contributed to relative performance, as spreads tightened.

»	Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

»	Overweight exposure to asset-backed securities contributed to relative performance, as spreads tightened.

»	Underweight exposure to investment grade corporate credit default swap indices detracted from relative performance, as a investment grade corporate spreads tightened.

»	A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

»

Overweight exposure to U.S. duration at the front-end of the U.S. yield curve and underweight exposure at the intermediate portion of the U.S. yield curve detracted from relative performance, as front-end U.S. interest rates rose and the intermediate portion of the curve decreased.

SEMIANNUAL REPORT	JUNE 30, 2023	11

Fixed Income SHares: Series M	FXIMX

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of June 30, 2023†§

U.S. Government Agencies	35.3%
Asset-Backed Securities	25.4%
Non-Agency Mortgage-Backed Securities	15.4%
Corporate Bonds & Notes	14.5%
Short-Term Instruments‡	6.3%
Municipal Bonds & Notes	2.0%
Other	1.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (03/17/00)
Fixed Income SHares: Series M	3.65%	0.12%	1.59%	3.35%	6.23%
Bloomberg U.S. MBS Fixed-Rate Index	1.87%	(1.52)%	0.03%	1.14%	3.71%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative Return

♦ Average Annual Return since 03/31/00

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), was 0.01%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

12	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to U.S. duration contributed to relative performance, as interest rates rose.

»	Positions in non-agency mortgage-backed securities (“MBS”) and other securitized assets contributed to relative performance, particularly in the second quarter, as spreads tightened.

»	Overweight exposure to investment grade corporate credit contributed to relative performance, as spreads tightened.

»	Holdings of taxable municipal bonds contributed to relative performance, as spreads tightened.

»	Positions in select high yield credit detracted from relative performance in the first quarter 2023, as high yield credit spreads widened.

»	Underweight exposure within agency MBS detracted from relative performance, as the sector produced positive income.

»	There were no other material detractors for this Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2023	13

Fixed Income SHares: Series R	FXIRX

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of June 30, 2023†§

U.S. Treasury Obligations	75.3%
U.S. Government Agencies	9.5%
Sovereign Issues	8.5%
Corporate Bonds & Notes	3.6%
Short-Term Instruments	1.7%
Other	1.4%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (04/15/04)
Fixed Income SHares: Series R	1.29%	(3.33)%	2.55%	2.34%	5.05%
Bloomberg U.S. TIPS Index	1.87%	(1.40)%	2.49%	2.08%	3.68%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative Return

♦ Average Annual Return since 04/30/04

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), was 0.87%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

14	PIMCO MANAGED ACCOUNTS TRUST

Investment Objective

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute returns, as TIPS posted positive returns.

»

Overweight exposure to U.S. breakeven inflation (“BEI”), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, most notably early in the period, contributed to relative performance, as U.S. BEI moved higher.

»	Overweight exposure to Japanese BEI, contributed to relative performance, as U.S. BEI moved higher.

»	Exposure to non-agency residential mortgage-backed securities contributed to relative performance, as spreads narrowed.

»

Underweight exposure to Japanese interest rates, specifically larger underweight exposure to intermediate maturities in March 2023 relative to smaller underweight exposure earlier and later in the period, detracted from relative performance, as Japanese interest rates declined in March 2023.

»	Exposure to Danish covered bonds detracted from relative performance, as spreads widened.

»	Overweight exposure to the Japanese yen relative to the U.S. dollar detracted from relative performance, as the Japanese yen depreciated relative to the U.S. dollar.

SEMIANNUAL REPORT	JUNE 30, 2023	15

Fixed Income SHares: Series TE	FXIEX

Cumulative Returns Through June 30, 2023

$10,000 invested at the end of the month when the Portfolio commenced operations.

Average Annual Total Return for the period ended June 30, 2023

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/25/12)
Fixed Income SHares: Series TE	4.92%	4.52%	2.62%	3.41%	2.82%
Bloomberg 1-Year Municipal Bond Index	1.14%	1.24%	1.05%	0.91%	0.89%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative Return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns presented do not reflect the deduction of taxes that a shareholder would pay on portfolio distribution or the redemption of portfolio shares or the deduction of any fees charged to investors at the “wrap account” level. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

The Portfolio’s total annual operating expense ratio, as stated in the Portfolio’s currently-effective prospectus (as of the date of this report), was 0.07%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

16	PIMCO MANAGED ACCOUNTS TRUST

Allocation Breakdown as of June 30, 2023†§

Municipal Bonds & Notes
Tobacco Settlement Funded	13.3%
Ad Valorem Property Tax	12.2%
Sales Tax Revenue	9.3%
Electric Power & Light Revenue	7.7%
Health, Hospital & Nursing Home Revenue	7.1%
Industrial Revenue	6.5%
Natural Gas Revenue	6.2%
General Fund	4.6%
Highway Revenue Tolls	4.2%
Local or Guaranteed Housing	4.2%
Special Assessment	4.0%
Water Revenue	3.3%
Miscellaneous Revenue	2.8%
Lease Revenue	2.6%
Port, Airport & Marina Revenue	2.4%
Sewer Revenue	1.9%
Miscellaneous Taxes	1.5%
Other	2.4%
Short-Term Instruments‡	1.4%
Corporate Bonds & Notes	1.2%
Other	1.2%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

SEMIANNUAL REPORT	JUNE 30, 2023	17

Fixed Income SHares: Series TE	FXIEX

Investment Objective

The Portfolio seeks high current income exempt from U.S. federal income tax consistent with prudent investment management. Total return/capital appreciation is a secondary objective.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as interest rates broadly rose.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

»	Overweight exposure to the special tax sector contributed to performance, as the sector outperformed the broader municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

»	Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

»	Security selection within the education sector detracted from performance, as the sector underperformed the broader municipal market.

18	PIMCO MANAGED ACCOUNTS TRUST

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from January 1, 2023 to June 30, 2023, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Portfolio in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Series C	$1,000.00	$1,034.30	$0.20	$1,000.00	$1,024.60	$0.20	0.04%
Series LD	1,000.00	1,011.50	14.51	1,000.00	1,010.36	14.51	2.91
Series M	1,000.00	1,036.50	0.15	1,000.00	1,024.65	0.15	0.03
Series R	1,000.00	1,012.90	14.07	1,000.00	1,010.81	14.06	2.82
Series TE	1,000.00	1,049.20	0.56	1,000.00	1,024.25	0.55	0.11	(a)

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.11% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $0.00 for Actual Performance and $0.00 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in Tender Option Bonds (“TOBs”) transactions accounted for as secured borrowings. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

SEMIANNUAL REPORT	JUNE 30, 2023	19

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg 1-Year Municipal Bond Index	The Bloomberg 1-Year Municipal Bond Index is the 1 Year (1-2) component of the Municipal Bond Index. The Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Bloomberg U.S. Intermediate Credit Index	The Bloomberg U.S. Intermediate Credit Index is an unmanaged index of publicly-issued U.S. corporate and specified non-U.S. debentures and secured notes with intermediate maturities ranging from 1 to less than 10 years. To qualify, bonds must be SEC-registered. Securities must also meet specific liquidity and quality requirements.

Bloomberg U.S. MBS Fixed-Rate Index	Bloomberg U.S. MBS Fixed-Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping individual fixed rate MBS pools into generic aggregates.

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

*	It is not possible to invest directly in an unmanaged index.

20	PIMCO MANAGED ACCOUNTS TRUST

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SEMIANNUAL REPORT	JUNE 30, 2023	21

Financial Highlights

		Investment Operations				Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Series C

01/01/2023 - 06/30/2023+	$8.54	$0.19	$0.10	$0.29	$(0.19)	$0.00	$0.00	$(0.19)

12/31/2022	10.77	0.33	(2.12)	(1.79)	(0.44)	0.00	0.00	(0.44)

12/31/2021	11.08	0.34	(0.31)	0.03	(0.34)	0.00	0.00	(0.34)

12/31/2020	10.43	0.34	0.66	1.00	(0.35)	0.00	0.00	(0.35)

12/31/2019	9.94	0.38	0.52	0.90	(0.41)	0.00	0.00	(0.41)

12/31/2018	10.30	0.36	(0.34)	0.02	(0.38)	0.00	0.00	(0.38)

Series LD

01/01/2023 - 06/30/2023+	$8.59	$0.14	$(0.04)	$0.10	$(0.10)	$0.00	$0.00	$(0.10)

12/31/2022	9.41	0.25	(0.77)	(0.52)	(0.26)	(0.04)	0.00	(0.30)

12/31/2021	9.62	0.28	(0.24)	0.04	(0.25)	0.00	0.00	(0.25)

12/31/2020	9.40	0.35	0.23	0.58	(0.36)	0.00	0.00	(0.36)

12/31/2019	9.40	0.36	0.00	0.36	(0.36)	0.00	0.00	(0.36)

12/31/2018	9.73	0.38	(0.28)	0.10	(0.42)	0.00	(0.01)	(0.43)

Series M

01/01/2023 - 06/30/2023+	$8.35	$0.23	$0.07	$0.30	$(0.22)	$0.00	$0.00	$(0.22)

12/31/2022	10.33	0.42	(1.95)	(1.53)	(0.45)	0.00	0.00	(0.45)

12/31/2021	10.68	0.42	(0.26)	0.16	(0.42)	(0.09)	0.00	(0.51)

12/31/2020	10.48	0.41	0.53	0.94	(0.41)	(0.33)	0.00	(0.74)

12/31/2019	10.14	0.47	0.37	0.84	(0.50)	0.00	0.00	(0.50)

12/31/2018	10.31	0.46	(0.24)	0.22	(0.39)	0.00	0.00	(0.39)

Series R

01/01/2023 - 06/30/2023+	$7.94	$0.12	$(0.02)	$0.10	$(0.10)	$0.00	$0.00	$(0.10)

12/31/2022	10.79	0.81	(2.59)	(1.78)	(1.07)	0.00	0.00	(1.07)

12/31/2021	10.74	0.72	0.02	0.74	(0.69)	0.00	0.00	(0.69)

12/31/2020	9.40	0.22	1.33	1.55	(0.21)	0.00	0.00	(0.21)

12/31/2019	8.68	0.26	0.70	0.96	(0.24)	0.00	0.00	(0.24)

12/31/2018	9.26	0.37	(0.60)	(0.23)	(0.35)	0.00	0.00	(0.35)

22	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)(e)	Net Assets End of Year or Period (000s)	Expenses(f)		Expenses Excluding Waivers(f)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.64	3.43%	$1,215,275	0.04	%*	0.04	%*	0.00	%*	0.00	%*	4.40	%*	288%

8.54	(16.74)	1,155,312	0.15		0.15		0.00		0.00		3.58		308

10.77	0.34	1,540,072	0.02		0.02		0.00		0.00		3.10		282

11.08	9.77	1,585,611	0.03		0.03		0.00		0.00		3.18		562

10.43	9.18	1,434,199	0.21		0.21		0.00		0.00		3.72		533

9.94	0.21	1,185,003	0.31		0.31		0.00		0.00		3.62		450

$8.59	1.15%	$80,636	2.91	%*	2.91	%*	0.01	%*	0.01	%*	3.34	%*	34%

8.59	(5.53)	74,964	1.57		1.57		0.00		0.00		2.75		43

9.41	0.38	122,608	0.23		0.23		0.00		0.00		2.94		97

9.62	6.28	108,895	0.66		0.66		0.00		0.00		3.63		69

9.40	3.85	79,806	2.98		2.98		0.00		0.00		3.82		88

9.40	1.07	82,684	3.02		3.02		0.00		0.00		3.94		290

$8.43	3.65%	$1,220,132	0.03	%*	0.03	%*	0.00	%*	0.00	%*	5.48	%*	301%

8.35	(14.99)	1,147,875	0.01		0.01		0.00		0.00		4.58		495

10.33	1.45	1,520,815	0.01		0.01		0.00		0.00		3.97		468

10.68	9.12	1,562,661	0.02		0.02		0.00		0.00		3.80		635

10.48	8.40	1,442,194	0.06		0.06		0.00		0.00		4.47		543

10.14	2.23	1,241,128	0.31		0.31		0.00		0.00		4.58		495

$7.94	1.29%	$203,411	2.82	%*	2.82	%*	0.00	%*	0.00	%*	2.87	%*	102%

7.94	(17.22)	216,389	0.87		0.87		0.00		0.00		8.88		93

10.79	7.09	259,263	0.05		0.05		0.00		0.00		6.71		162

10.74	16.58	157,315	0.26		0.26		0.00		0.00		2.13		295

9.40	11.10	130,421	1.35		1.35		0.00		0.00		2.80		357

8.68	(2.52)	115,407	1.29		1.29		0.00		0.00		4.16		231

SEMIANNUAL REPORT	JUNE 30, 2023	23

Financial Highlights (Cont.)

		Investment Operations				Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Series TE

01/01/2023 - 06/30/2023+	$9.25	$0.22	$0.23	$0.45	$(0.22)	$0.00	$0.00	$(0.22)

12/31/2022	10.71	0.41	(1.47)	(1.06)	(0.40)	0.00	0.00	(0.40)

12/31/2021	10.76	0.38	(0.06)	0.32	(0.37)	0.00	0.00	(0.37)

12/31/2020	10.39	0.36	0.37	0.73	(0.36)	0.00	0.00	(0.36)

12/31/2019	9.94	0.38	0.45	0.83	(0.38)	0.00	0.00	(0.38)

12/31/2018	10.22	0.38	(0.28)	0.10	(0.38)	0.00	0.00	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period of less than one year is not annualized.

(f)

The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

24	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)(e)	Net Assets End of Year or Period (000s)	Expenses(f)		Expenses Excluding Waivers(f)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.48	4.92%	$76,467	0.11	%*	0.11	%*	0.00	%*	0.00	%*	4.79	%*	26%

9.25	(9.91)	69,553	0.07		0.07		0.00		0.00		4.29		67

10.71	3.04	88,310	0.02		0.02		0.00		0.00		3.50		20

10.76	7.19	91,321	0.04		0.04		0.00		0.00		3.47		57

10.39	8.42	87,423	0.08		0.08		0.00		0.00		3.69		31

9.94	0.97	82,521	0.08		0.08		0.00		0.00		3.79		57

SEMIANNUAL REPORT	JUNE 30, 2023	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	Series C	Series LD

Assets:

Investments, at value
Investments in securities*	$1,624,510	$95,842
Investments in Affiliates	80,730	11,598

Financial Derivative Instruments
Exchange-traded or centrally cleared	445	0
Over the counter	647	41
Cash	1	0
Deposits with counterparty	9,003	1,049
Foreign currency, at value	1,954	132
Receivable for investments sold	3,572	1,508
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for TBA investments sold	589,720	30,217
Receivable for Portfolio shares sold	2,107	126
Interest and/or dividends receivable	8,620	661
Dividends receivable from Affiliates	388	43
Reimbursement receivable from PIMCO	1	1
Other assets	17	0

Total Assets	2,321,715	141,218

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$26,790
Payable for sale-buyback transactions	0	0
Payable for short sales	0	15,029

Financial Derivative Instruments
Exchange-traded or centrally cleared	307	73
Over the counter	3,400	338
Payable for investments purchased	1,140	961
Payable for investments in Affiliates purchased	388	43
Payable for TBA investments purchased	1,094,958	17,094
Deposits from counterparty	0	0
Payable for Portfolio shares redeemed	811	0
Distributions payable	5,436	250
Overdraft due to custodian	0	4

Total Liabilities	1,106,440	60,582

Net Assets	$1,215,275	$80,636

Net Assets Consist of:

Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$141	$9
Paid in capital in excess of par	1,632,423	94,420
Distributable earnings (accumulated loss)	(417,289)	(13,793)

Net Assets	$1,215,275	$80,636

Shares Issued and Outstanding	140,655	9,383

Net Asset Value Per Share Outstanding(a):	$8.64	$8.59

Cost of investments in securities	$1,742,405	$100,425
Cost of investments in Affiliates	$80,728	$11,597
Cost of foreign currency held	$1,971	$133
Proceeds received on short sales	$0	$15,137
Cost or premiums of financial derivative instruments, net	$(4,394)	$(150)

* Includes repurchase agreements of:	$12,128	$846

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

26	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2023 (Unaudited)

Series M	Series R	Series TE

$1,580,384	$351,002	$76,022
75,597	0	477

59	485	0
256	1,334	0
1	0	0
14,919	4,640	104
1,117	1,240	0
18	2,260	0
0	61	0
662,455	42,961	0
1,891	64	13
7,148	834	673
508	0	5
1	1	1
17	0	0

2,344,371	404,882	77,295

$0	$0	$0
0	120,832	0
103,421	0	0

144	507	1
1,325	2,491	0
1,305	1	500
508	0	5
1,010,019	76,204	0
701	0	0
861	281	0
5,955	1,155	322
0	0	0

1,124,239	201,471	828

$1,220,132	$203,411	$76,467

$145	$26	$8
1,463,183	292,124	79,329
(243,196)	(88,739)	(2,870)

$1,220,132	$203,411	$76,467

144,707	25,628	8,065

$8.43	$7.94	$9.48

$1,686,905	$396,066	$75,180
$75,578	$0	$477
$1,117	$1,545	$0
$104,133	$0	$0
$1,442	$(302)	$0

$21,790	$6,090	$604

SEMIANNUAL REPORT	JUNE 30, 2023	27

Statements of Operations

Six Months Ended June 30, 2023 (Unaudited)
(Amounts in thousands†)	Series C	Series LD

Investment Income:

Interest	$24,531	$2,347
Dividends from Investments in Affiliates	1,606	172
Miscellaneous income	340	0
Total Income	26,477	2,519

Expenses:

Interest expense	215	1,171
Miscellaneous expense	4	2
Total Expenses	219	1,173

Net Investment Income (Loss)	26,258	1,346

Net Realized Gain (Loss):

Investments in securities	(69,739)	(1,913)
Investments in Affiliates	41	(2)
Exchange-traded or centrally cleared financial derivative instruments	(7,374)	(2,069)
Over the counter financial derivative instruments	(2,862)	(588)
Short sales	0	0
Foreign currency	(275)	(13)

Net Realized Gain (Loss)	(80,209)	(4,585)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	83,363	3,477
Investments in Affiliates	(3)	0
Exchange-traded or centrally cleared financial derivative instruments	10,673	685
Over the counter financial derivative instruments	(439)	29
Foreign currency assets and liabilities	498	(6)

Net Change in Unrealized Appreciation (Depreciation)	94,092	4,185

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,141	$946

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M	Series R	Series TE

$30,200	$6,227	$1,712
2,481	0	113
87	21	0
32,768	6,248	1,825

185	3,095	42
5	2	0
190	3,097	42

32,578	3,151	1,783

(23,085)	(11,328)	35
71	0	2
(9,661)	(5,707)	14
(1,491)	(616)	0
0	5	0
(402)	448	0

(34,568)	(17,198)	51

25,565	11,919	1,649
(4)	0	0
18,028	4,435	17
188	769	0
597	(283)	0

44,374	16,840	1,666

$ 42,384	$2,793	$3,500

SEMIANNUAL REPORT	JUNE 30, 2023	29

Statements of Changes in Net Assets

	Series C		Series LD
(Amounts in thousands†)	Six Month Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Month Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$26,258	$47,125	$1,346	$2,814
Net realized gain (loss)	(80,209)	(70,869)	(4,585)	(1,544)
Net change in unrealized appreciation (depreciation)	94,092	(232,175)	4,185	(7,405)

Net Increase (Decrease) in Net Assets Resulting from Operations	40,141	(255,919)	946	(6,135)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(26,620)	(61,847)	(946)	(3,160)

Total Distributions(a)	(26,620)	(61,847)	(946)	(3,160)

Portfolio Share Transactions:

Receipts for shares sold	180,945	369,688	18,973	27,893
Issued as reinvestment of distributions	0	0	0	0
Cost of shares redeemed	(134,503)	(436,682)	(13,301)	(66,242)

Net increase (decrease) resulting from Portfolio share transactions	46,442	(66,994)	5,672	(38,349)

Total Increase (Decrease) in Net Assets	59,963	(384,760)	5,672	(47,644)

Net Assets:
Beginning of period	1,155,312	1,540,072	74,964	122,608
End of period	$1,215,275	$1,155,312	$80,636	$74,964

Shares of Beneficial Interest:

Shares sold	20,677	40,129	2,198	3,120
Issued as reinvestment of distributions	0	0	0	0
Shares redeemed	(15,297)	(47,849)	(1,537)	(7,423)
Net increase (decrease) in shares outstanding	5,380	(7,720)	661	(4,303)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

30	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M		Series R		Series TE
Six Month Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Month Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Month Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

$32,578	$60,377	$3,151	$21,990	$1,783	$3,412
(34,568)	(116,321)	(17,198)	7,528	51	(3,649)
44,374	(169,253)	16,840	(77,209)	1,666	(8,277)

42,384	(225,197)	2,793	(47,691)	3,500	(8,514)

(31,683)	(63,547)	(2,766)	(28,718)	(1,766)	(3,325)

(31,683)	(63,547)	(2,766)	(28,718)	(1,766)	(3,325)

196,224	358,432	28,971	124,525	10,261	17,909
1	0	0	0	0	0
(134,669)	(442,628)	(41,976)	(90,990)	(5,081)	(24,827)

61,556	(84,196)	(13,005)	33,535	5,180	(6,918)

72,257	(372,940)	(12,978)	(42,874)	6,914	(18,757)

1,147,875	1,520,815	216,389	259,263	69,553	88,310
$1,220,132	$1,147,875	$203,411	$216,389	$76,467	$69,553

23,134	39,513	3,586	13,507	1,087	1,876
0	0	0	0	0	0
(15,842)	(49,282)	(5,206)	(10,278)	(541)	(2,604)
7,292	(9,769)	(1,620)	3,229	546	(728)

SEMIANNUAL REPORT	JUNE 30, 2023	31

Statements of Cash Flows

Six Months Ended June 30, 2023 (Unaudited) (Amounts in thousands†)
	Series LD	Series R

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$946	$2,793

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(39,898)	(380,368)
Proceeds from sales of long-term securities	74,798	389,783
(Purchases) Proceeds from sales of short-term portfolio investments, net	(8,508)	(2,662)
(Increase) decrease in deposits with counterparty	1,189	40
(Increase) decrease in receivable for investments sold	14,407	(39,942)
(Increase) decrease in interest and/or dividends receivable	253	43
(Increase) decrease in dividends receivable from Affiliates	(34)	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(1,309)	(964)
Proceeds from (Payments on) over the counter financial derivative instruments	(587)	(467)
Increase (decrease) in payable for investments purchased	(12,469)	50,393
Increase (decrease) in deposits from counterparty	(521)	(653)
Proceeds from (Payments on) short sales transactions, net	(69)	5
Proceeds from (Payments on) foreign currency transactions	(19)	165
Net Realized (Gain) Loss
Investments in securities	1,913	11,328
Investments in Affiliates	2	0
Exchange-traded or centrally cleared financial derivative instruments	2,069	5,707
Over the counter financial derivative instruments	588	616
Short sales	0	(5)
Foreign currency	13	(448)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(3,477)	(11,919)
Exchange-traded or centrally cleared financial derivative instruments	(685)	(4,435)
Over the counter financial derivative instruments	(29)	(769)
Foreign currency assets and liabilities	6	283
Net amortization (accretion) on investments	132	1,291
Net Cash Provided by (Used for) Operating Activities	28,711	19,815

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	19,112	28,936
Payments on shares redeemed	(13,301)	(42,169)
Increase (decrease) in overdraft due to custodian	4	0
Cash distributions paid	(706)	(2,634)
Proceeds from reverse repurchase agreements	154,111	0
Payments on reverse repurchase agreements	(187,969)	0
Proceeds from sale-buyback transactions	0	1,742,628
Payments on sale-buyback transactions	0	(1,746,681)
Net Cash Received from (Used for) Financing Activities	(28,749)	(19,920)

Net Increase (Decrease) in Cash and Foreign Currency	(38)	(105)

Cash and Foreign Currency:

Beginning of period	170	1,345
End of period	$132	$1,240

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,091	$3,197

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

32	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments PIMCO Fixed Income SHares: Series C

(Unaudited)

June 30, 2023

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%

American Airlines, Inc.
10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		$3,400	$3,477

SkyMiles IP Ltd.
8.798% due 10/20/2027		1,080	1,123

United Airlines, Inc.
9.292% (LIBOR03M + 3.750%) due 04/21/2028 ~		3,044	3,047

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		3,239	2,847

Total Loan Participations and Assignments (Cost $10,816)			10,494

CORPORATE BONDS & NOTES 34.9%

BANKING & FINANCE 22.5%

American Assets Trust LP
3.375% due 02/01/2031		4,000	3,133

Ares Finance Co. LLC
3.250% due 06/15/2030		4,950	4,172

Aviation Capital Group LLC
3.500% due 11/01/2027		1,300	1,149

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		6,141	5,184

Bank of America Corp.
3.419% due 12/20/2028 •		25,728	23,616

Barclays PLC
2.894% due 11/24/2032 •		6,900	5,435

BNP Paribas SA
1.904% due 09/30/2028 •		8,000	6,822
4.400% due 08/14/2028		14,700	13,891
4.500% due 02/25/2030 •(d)(e)		900	640
4.625% due 02/25/2031 •(d)(e)		1,900	1,361

Brookfield Finance, Inc.
3.500% due 03/30/2051		7,100	4,712

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		4,000	3,517

CI Financial Corp.
3.200% due 12/17/2030		3,200	2,402

Citigroup, Inc.
3.785% due 03/17/2033 •(f)		2,000	1,768

Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		6,300	6,035

Credit Agricole SA
7.500% due 06/23/2026 •(d)(e)	GBP	100	120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse AG
6.500% due 08/08/2023 (e)		$7,466	$7,439

Credit Suisse AG AT1 Claim ^		10,000	400

Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,824

Deutsche Bank AG
2.129% due 11/24/2026 •(f)		1,400	1,246
2.311% due 11/16/2027 •		9,500	8,171
3.729% due 01/14/2032 •(f)		1,200	908
3.961% due 11/26/2025 •		9,000	8,586
5.625% due 05/19/2031 •	EUR	200	208

Extra Space Storage LP
5.500% due 07/01/2030		$7,500	7,448

Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	300	210

First American Financial Corp.
4.000% due 05/15/2030		$3,850	3,378

FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,266

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	358
2.748% due 06/14/2024	GBP	4,900	5,956
3.810% due 01/09/2024		$2,000	1,973

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,200	904

GLP Capital LP
4.000% due 01/15/2030		3,278	2,844
5.250% due 06/01/2025		2,450	2,402
5.300% due 01/15/2029		3,150	3,002

Goldman Sachs Group, Inc.
6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		20,000	20,316

Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,368

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	2,904

HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	3,768
5.875% due 09/28/2026 •(d)(e)	GBP	11,800	13,105
6.000% due 09/29/2023 •(d)(e)	EUR	200	217
6.375% due 09/17/2024 •(d)(e)		$1,200	1,160

KKR Financial Holdings LLC
5.400% due 05/23/2033		9,000	8,388

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		2,000	1,264

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		7,100	6,657

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	33

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maple Grove Funding Trust
4.161% due 08/15/2051		$8,000	$5,618

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	4,109

Morgan Stanley
0.000% due 04/02/2032 þ(f)		7,000	4,375
3.591% due 07/22/2028 ~		9,000	8,311

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		3,000	2,468

Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)		5,850	4,343
6.625% due 03/26/2026 •(d)(e)		5,000	4,739

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		2,152	2,128

Sammons Financial Group, Inc.
3.350% due 04/16/2031		3,000	2,334

Synchrony Financial
3.950% due 12/01/2027		1,100	960

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	181	206
5.744% due 04/13/2040		592	698
5.801% due 10/13/2040		6,565	7,770

Wells Fargo & Co.
2.879% due 10/30/2030 •		$10,000	8,645
3.350% due 03/02/2033 •		8,000	6,850
4.150% due 01/24/2029		5,400	5,122

			274,303

INDUSTRIALS 10.7%

Air Canada Pass-Through Trust
3.750% due 06/15/2029		1,987	1,811
5.000% due 06/15/2025		2,409	2,397

Aker BP ASA
2.000% due 07/15/2026		1,300	1,168

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		2,734	2,630

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,882	1,689
3.375% due 11/01/2028		5,150	4,624
3.575% due 07/15/2029		1,865	1,730
3.650% due 02/15/2029		2,485	2,292
3.700% due 04/01/2028		2,289	2,062

American Airlines, Inc.
5.500% due 04/20/2026		4,100	4,065
5.750% due 04/20/2029		1,700	1,652

Ashtead Capital, Inc.
4.250% due 11/01/2029		1,600	1,453

Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,549

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

British Airways Pass-Through Trust
3.300% due 06/15/2034		$2,592	$2,254

Canadian Pacific Railway Co.
4.200% due 11/15/2069		4,600	3,617

CDW LLC
2.670% due 12/01/2026		4,200	3,776

Charter Communications Operating LLC
5.125% due 07/01/2049		2,000	1,575

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,265	1,225

Dell International LLC
5.300% due 10/01/2029		1,000	993

Energy Transfer LP
3.750% due 05/15/2030		450	406
5.250% due 04/15/2029		11,400	11,137

EQM Midstream Partners LP
4.125% due 12/01/2026		800	745

Ferguson Finance PLC
3.250% due 06/02/2030		2,500	2,173

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	2,600	2,510

Imperial Brands Finance PLC
3.875% due 07/26/2029		$4,000	3,529

Las Vegas Sands Corp.
3.500% due 08/18/2026		4,750	4,427

Marvell Technology, Inc.
4.875% due 06/22/2028		5,500	5,341

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		400	332

Mileage Plus Holdings LLC
6.500% due 06/20/2027		1,600	1,605

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,861
4.345% due 09/17/2027		2,900	2,640
4.810% due 09/17/2030		700	615

Oracle Corp.
2.875% due 03/25/2031 (f)		2,100	1,793

Rolls-Royce PLC
3.625% due 10/14/2025		200	190
4.625% due 02/16/2026	EUR	300	323
5.750% due 10/15/2027	GBP	1,100	1,299

SMBC Aviation Capital Finance DAC
5.450% due 05/03/2028		$3,600	3,554

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,800	3,248

Trustees of the University of Pennsylvania
3.610% due 02/15/2119		6,500	4,540

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		452	422

United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,295	3,609

34	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 04/07/2030	$1,489	$1,315
3.450% due 01/07/2030	1,597	1,382
4.000% due 10/11/2027	983	926
4.150% due 10/11/2025	863	849
5.875% due 04/15/2029	8,696	8,632

United Airlines, Inc.
4.625% due 04/15/2029	1,000	912

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031	6,000	4,995

Volkswagen Group of America Finance LLC
3.750% due 05/13/2030	1,300	1,174

Warnermedia Holdings, Inc.
4.279% due 03/15/2032	1,600	1,420

Weir Group PLC
2.200% due 05/13/2026	3,400	3,047

Westinghouse Air Brake Technologies Corp.
4.950% due 09/15/2028	1,400	1,350

		129,863

UTILITIES 1.7%

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	2,500	2,363

MidAmerican Energy Co.
4.250% due 05/01/2046	600	506

Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,457
3.750% due 07/01/2028	1,800	1,614
3.950% due 12/01/2047	2,400	1,638
4.300% due 03/15/2045	700	501
4.500% due 07/01/2040	1,800	1,402
4.550% due 07/01/2030	3,400	3,080
5.250% due 03/01/2052	2,000	1,628

PacifiCorp
4.150% due 02/15/2050	1,800	1,394

Toledo Edison Co.
2.650% due 05/01/2028	4,584	4,057

		20,640

Total Corporate Bonds & Notes (Cost $478,472)		424,806

MUNICIPAL BONDS & NOTES 3.7%

CALIFORNIA 0.7%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	8,200	6,246

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020
3.706% due 05/15/2120	4,000	2,685

		8,931

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%

State of Illinois
7.350% due 07/01/2035	$1,017	$1,097

MICHIGAN 0.9%

Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	3,200	2,536

University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	10,000	8,700

		11,236

NEW JERSEY 0.3%

Rutgers, The State University of New Jersey Revenue Bonds, Series 2019
3.915% due 05/01/2119	5,000	3,617

NEW YORK 0.7%

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
3.287% due 08/01/2069	11,700	8,122

VIRGINIA 0.3%

University of Virginia Revenue Bonds, Series 2017
4.179% due 09/01/2117	870	710

University of Virginia Revenue Bonds, Series 2019
3.227% due 09/01/2119	4,300	2,704

		3,414

WEST VIRGINIA 0.7%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	8,885	8,084

Total Municipal Bonds & Notes (Cost $54,921)		44,501

U.S. GOVERNMENT AGENCIES 49.3%

Freddie Mac
5.000% due 07/01/2053	75,000	73,532
6.500% due 01/01/2038 - 10/01/2038	24	25

Ginnie Mae, TBA
2.500% due 08/01/2053	77,400	67,084

Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 09/01/2052	25,849	24,281
4.500% due 08/01/2039 - 11/01/2041	105	103

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	35

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	$188,500	$166,167
4.000% due 08/01/2053	64,800	60,869
4.500% due 08/01/2053	133,200	128,132
5.000% due 08/01/2053	80,000	78,406

Total U.S. Government Agencies (Cost $601,303)		598,599

U.S. TREASURY OBLIGATIONS 10.8%

U.S. Treasury Bonds
2.000% due 11/15/2041 (i)(k)	100,000	73,270

U.S. Treasury Inflation Protected Securities (c)
0.500% due 01/15/2028 (i)	61,498	57,541

Total U.S. Treasury Obligations (Cost $156,170)		130,811

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%

Angel Oak Mortgage Trust
1.581% due 09/25/2066 ~	2,273	1,795

Banc of America Funding Trust
4.416% due 01/20/2047 ^~	20	18

Bear Stearns Adjustable Rate Mortgage Trust
4.096% due 05/25/2034 «~	11	9
4.403% due 10/25/2033 «~	7	6

Bear Stearns ALT-A Trust
3.950% due 02/25/2036 ^~	252	176

BX Commercial Mortgage Trust
6.114% due 12/15/2038 •	3,700	3,612

Cascade Funding Mortgage Trust
4.000% due 10/25/2068 ~	994	962

Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •	33	33
6.780% due 09/25/2035 •	17	17

Commercial Mortgage Trust
6.494% due 12/15/2038 •	9,700	9,044

Countrywide Alternative Loan Trust
5.550% due 05/25/2036 •	30	26
6.000% due 08/25/2034	2,966	2,908

Countrywide Home Loan Mortgage Pass-Through Trust
5.790% due 03/25/2035 •	49	40

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.260% due 07/25/2033 «~	1	1

Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	2,529	2,344

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	5,213	4,808
2.691% due 03/25/2060 ~	5,511	5,346
4.991% due 08/25/2067 ~	1,937	1,881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
5.235% due 07/19/2044 ~		$200	$182
5.677% due 08/19/2045 •		309	264

Eurosail PLC
5.940% due 06/13/2045 •	GBP	837	1,050

GreenPoint Mortgage Funding Trust
5.610% due 06/25/2045 •		$727	536

GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.725% due 10/25/2033 «~		1	1

GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		45	43
4.662% due 09/25/2035 ~		8	8
4.662% due 09/25/2035 «~		24	24
6.780% due 03/25/2033 «•		4	4

HarborView Mortgage Loan Trust
5.537% due 01/19/2038 •		73	67
5.837% due 06/20/2035 •		122	112

HomeBanc Mortgage Trust
5.670% due 01/25/2036 •		198	189

JP Morgan Mortgage Trust
3.854% due 11/25/2033 «~		10	9
4.047% due 07/25/2035 ~		86	84
4.086% due 02/25/2035 «~		5	4
4.683% due 07/25/2035 «~		11	11

Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ		2,585	2,422

MFA Trust
1.381% due 04/25/2065 ~		1,379	1,239
1.947% due 04/25/2065 ~		1,402	1,268

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		5,000	3,789

Morgan Stanley Mortgage Loan Trust
4.384% due 08/25/2034 «~		160	150

Natixis Commercial Mortgage Securities Trust
6.143% due 08/15/2038 •		1,200	1,122

New York Mortgage Trust
1.670% due 08/25/2061 þ		5,120	4,668

OBX Trust
6.567% due 06/25/2063		2,500	2,499

Preston Ridge Partners Mortgage LLC
3.720% due 02/25/2027 þ		3,356	3,195

Residential Accredit Loans, Inc. Trust
5.570% due 04/25/2046 •		700	207

Residential Mortgage Securities PLC
6.159% due 06/20/2070 •	GBP	6,117	7,793

Structured Adjustable Rate Mortgage Loan Trust
5.282% due 02/25/2034 ~		$12	11

Structured Asset Mortgage Investments Trust
5.770% due 09/25/2045 «•		249	227

36	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Funding
5.841% due 07/20/2045 •	GBP	8,227	$10,453

Towd Point Mortgage Trust
6.150% due 10/25/2059 •		$3,950	3,911

WaMu Mortgage Pass-Through Certificates Trust
4.976% due 02/25/2046 •		240	214
5.770% due 01/25/2045 •		22	22
5.890% due 11/25/2034 •		362	331

Warwick Finance Residential Mortgages PLC
5.548% due 12/21/2049	GBP	646	817

Wells Fargo Mortgage-Backed Securities Trust
4.446% due 10/25/2037 ~		$1,693	1,572

Total Non-Agency Mortgage-Backed Securities (Cost $86,087)			81,524

ASSET-BACKED SECURITIES 23.0%

AASET Trust
2.798% due 01/15/2047		5,461	4,645

ACE Securities Corp. Home Equity Loan Trust
5.930% due 04/25/2034 •		229	214

ACREC Ltd.
6.308% due 10/16/2036 •		1,947	1,920

Ameriquest Mortgage Securities Trust
5.735% due 03/25/2036 •		1	1

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.065% due 01/25/2035 •		2,465	2,378
6.170% due 01/25/2035 •		1,269	1,134

Apex Credit CLO Ltd.
6.500% due 09/20/2029 •		2,269	2,255

Aqueduct European CLO DAC
3.840% due 07/20/2030 •	EUR	5,530	5,956

Arbor Realty Commercial Real Estate Notes Ltd.
6.543% due 11/15/2036 •		$7,600	7,455

Aurium CLO DAC
3.847% due 04/16/2030 •	EUR	6,791	7,277

Bear Stearns Asset-Backed Securities Trust
5.885% due 09/25/2035 •		$3,688	3,666

BlueMountain Fuji EUR CLO DAC
3.827% due 07/15/2030 •	EUR	5,292	5,672
4.007% due 04/15/2034 •		6,000	6,384
4.087% due 01/15/2033 •		7,550	8,033

BNPP AM Euro CLO DAC
3.777% due 04/15/2031 •		1,800	1,921

Cairn CLO DAC
3.842% due 04/30/2031 •		5,914	6,324
3.912% due 01/31/2030 •		4,729	5,082

Centex Home Equity Loan Trust
6.110% due 10/25/2035 •		$4,279	4,194

CLNC Ltd.
6.455% due 08/20/2035 •		374	368

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conseco Finance Corp.
6.530% due 02/01/2031 ~		$914	$798

Crestline Denali CLO Ltd.
6.413% due 10/23/2031 •		12,754	12,596

CVC Cordatus Loan Fund DAC
4.156% due 09/15/2031 •	EUR	4,499	4,804

ECAF Ltd.
3.473% due 06/15/2040		$114	67
4.947% due 06/15/2040		331	201

ECMC Group Student Loan Trust
5.900% due 02/27/2068 •		5,012	4,861

Gallatin CLO Ltd.
6.350% due 07/15/2031 •		8,880	8,710

GoldenTree Loan Management EUR CLO DAC
4.100% due 01/20/2032 •	EUR	3,200	3,405

Greywolf CLO Ltd.
6.415% due 01/27/2031 •		$6,600	6,537

GSAMP Trust
5.930% due 07/25/2045 •		1,374	1,322

Harvest CLO DAC
3.817% due 10/15/2031 •	EUR	7,500	7,990

Jubilee CLO DAC
4.326% due 12/15/2029 •		4,517	4,873

LCCM Trust
6.711% due 11/15/2038 •		$5,000	4,944

MACH Cayman Ltd.
3.474% due 10/15/2039		1,660	1,417

Madison Park Funding Ltd.
6.103% due 04/22/2027 •		3,410	3,392

Man GLG Euro CLO DAC
3.857% due 10/15/2030 •	EUR	2,198	2,355
4.216% due 12/15/2031 •		7,293	7,814

Marble Point CLO Ltd.
6.300% due 10/15/2030 •		$4,435	4,405

Merrill Lynch Mortgage Investors Trust
5.390% due 02/25/2037 •		141	42

METAL LLC
4.581% due 10/15/2042		1,807	1,101

Morgan Stanley ABS Capital, Inc. Trust
5.795% due 09/25/2035 «•		6	6
6.400% due 07/25/2037 •		7,000	5,868

Morgan Stanley Mortgage Loan Trust
5.870% due 04/25/2037 •		89	26

Navient Student Loan Trust
6.200% due 12/27/2066 •		10,995	10,892

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.035% due 09/25/2035 «•		93	90

OCP Euro CLO DAC
4.091% due 09/22/2034 •	EUR	7,200	7,652

OZLM Ltd.
6.350% due 10/20/2031 •		$2,000	1,970

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	37

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		$693	$686

Palmer Square European Loan Funding DAC
3.897% due 10/15/2031 •	EUR	5,629	6,020

Palmer Square Loan Funding Ltd.
6.060% due 10/15/2029 •		$6,414	6,347

PRET LLC
1.868% due 07/25/2051 þ		4,389	4,025
1.992% due 02/25/2061 þ		2,272	2,108

Progress Residential Trust
2.393% due 12/17/2040		2,090	1,779

Residential Asset Securities Corp. Trust
5.840% due 11/25/2035 •		886	870
5.870% due 01/25/2036 •		1,500	1,446
6.110% due 08/25/2035 •		5,470	5,365

Securitized Asset-Backed Receivables LLC Trust
5.930% due 02/25/2034 •		6,385	6,209

Segovia European CLO DAC
3.945% due 01/18/2031 •	EUR	925	991

Sound Point CLO Ltd.
6.173% due 01/23/2029 •		$6,167	6,159
6.235% due 07/25/2030 •		10,528	10,409
6.300% due 10/20/2028 •		1,962	1,960

Starwood Commercial Mortgage Trust
6.358% due 04/18/2038 •		7,800	7,517

Stonepeak ABS
2.301% due 02/28/2033		1,235	1,118

Structured Asset Investment Loan Trust
5.855% due 03/25/2034 •		1,586	1,530

Symphony CLO Ltd.
6.140% due 04/15/2028 •		2,367	2,359

Toro European CLO DAC
3.995% due 01/12/2032 •	EUR	2,500	2,676

Venture CLO Ltd.
6.140% due 04/15/2027 •		$11,164	11,128
6.150% due 10/20/2028 •		5,127	5,105
6.270% due 04/20/2029 •		7,969	7,959

Vertical Bridge Holdings LLC
3.706% due 02/15/2057		2,000	1,633

WAVE LLC
3.597% due 09/15/2044		1,884	1,572

Total Asset-Backed Securities (Cost $296,074)			279,988

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 3.3%

FINANCIALS 3.3%

American Express Co.
3.550% due 09/15/2026 •(d)	1,800,000	$1,495

Bank of America Corp.
5.875% due 03/15/2028 •(d)	5,600,000	5,122

Capital Farm Credit ACA
5.000% due 03/15/2026 •(d)	4,700,000	4,365

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	5,000,000	3,672
5.000% due 12/01/2027 •(d)	5,000,000	3,815

CoBank ACB
4.250% due 01/01/2027 •(d)	2,000,000	1,589
6.450% due 10/01/2027 •(d)	5,500,000	5,198

MetLife Capital Trust
7.875% due 12/15/2067	600,000	629

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(d)	1,000,000	740

Wells Fargo & Co.
5.900% due 06/15/2024 ~(d)	13,400,000	13,238

Total Preferred Securities (Cost $44,638)		39,863

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (g) 1.0%
		12,128

U.S. TREASURY BILLS 0.1%
5.244% due 08/24/2023 - 09/14/2023 (a)(b)(k)	$1,813	1,796

Total Short-Term Instruments (Cost $13,924)		13,924

Total Investments in Securities (Cost $1,742,405)		1,624,510

38	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.6%

SHORT-TERM INSTRUMENTS 6.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%

PIMCO Short-Term Floating NAV Portfolio III	8,303,012	$80,730

Total Short-Term Instruments (Cost $80,728)		80,730

Total Investments in Affiliates (Cost $80,728)		80,730

Total Investments 140.3% (Cost $1,823,133)		$1,705,240

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $(4,394))		(2,615)

Other Assets and Liabilities, net (40.1)%		(487,350)

Net Assets 100.0%		$1,215,275

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	39

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$2,000	$1,768	0.15%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,400	1,246	0.10
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	1,200	908	0.07
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,126	4,375	0.36
Oracle Corp.	2.875	03/25/2031	06/22/2023	1,787	1,793	0.15

				$12,513	$10,090	0.83%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$12,128	U.S. Treasury Notes 4.625% due 06/30/2025	$(12,371)	$12,128	$12,129

Total Repurchase Agreements						$(12,371)	$12,128	$12,129

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$12,129	$0	$0	$12,129	$(12,371)	$(242)

Total Borrowings and Other Financing Transactions	$12,129	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(3,225) at a weighted average interest rate of 4.294%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

40	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2023	1,197	$128,191	$(2,620)	$0	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	1,032	$(122,228)	$1,118	$0	$(306)

Total Futures Contracts				$(1,502)	$0	$(306)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.649%	$ 3,700	$(140)	$166	$26	$3	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.804	700	10	(6)	4	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	1,500	(7)	20	13	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.978	EUR 2,000	(8)	11	3	1	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.083	2,000	(12)	5	(7)	2	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.572	$ 3,500	(44)	80	36	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276	5,800	(201)	223	22	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.348	3,400	(5)	27	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420	1,400	(22)	34	12	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	400	3	2	5	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.860	EUR 1,700	5	7	12	6	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796	$ 1,400	32	(23)	9	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954	4,900	(11)	23	12	12	0

						$(400)	$569	$169	$27	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$2,900	$30	$13	$43	$4	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	20,100	160	148	308	27	0

					$190	$161	$351	$31	$0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	41

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	CAONREPO Index	4.000%	Semi-Annual	06/21/2025	CAD 347,600	$(4,087)	$421	$(3,666)	$387	$0

Total Swap Agreements						$(4,297)	$1,151	$(3,146)	$445	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$445	$445	$0	$(306)	$(1)	$(307)

(i)

Securities with an aggregate market value of $11,737 and cash of $9,003 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

42	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

(j)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	07/2023	$		29		AUD	44	$0	$0
	08/2023		AUD	44	$		29	0	0
BOA	07/2023		CAD	9,892			7,270	0	(197)
	07/2023	$		1,136		GBP	904	12	0
	09/2023			34		KRW	42,846	0	(1)
	09/2023			196		TWD	5,940	0	(3)
BPS	07/2023		AUD	261	$		170	0	(4)
	07/2023	$		100,082		EUR	91,341	0	(411)
	08/2023		EUR	89,705	$		98,428	408	0
	08/2023		MXN	11,709			673	0	(6)
	08/2023	$		97		TWD	2,973	0	(1)
	08/2023			35		ZAR	658	0	(1)
	09/2023		IDR	1,835,033	$		122	0	0
BRC	08/2023		COP	2,827,819			664	0	(6)
	08/2023	$		43		ZAR	797	0	(1)
CBK	08/2023		AUD	36	$		24	0	0
	08/2023	$		94		TWD	2,861	0	(1)
JPM	09/2023		IDR	3,791	$		0	0	0
	09/2023		INR	5,976			73	0	0
MBC	07/2023		GBP	38,476			47,628	0	(1,237)
	07/2023	$		4,571		EUR	4,268	86	0
	09/2023			62		KRW	79,426	0	(2)
MYI	07/2023		IDR	32,544	$		2	0	0
	07/2023	$		2		IDR	32,544	0	0
	08/2023			106		TWD	3,199	0	(2)
	08/2023			96		ZAR	1,865	3	0
	09/2023		IDR	1,009,677	$		68	0	0
	09/2023		INR	1,291			16	0	0
	09/2023	$		2		IDR	32,573	0	0
	09/2023			70		KRW	89,261	0	(2)
SCX	07/2023			43		AUD	64	0	0
	08/2023		AUD	64	$		43	0	0
	09/2023		IDR	6,872,141			461	3	0
	09/2023		INR	3,737			45	0	0
	09/2023	$		163		TWD	4,964	0	(2)
SOG	07/2023		EUR	95,609	$		102,850	0	(1,478)
	07/2023	$		356		PLN	1,531	21	0
TOR	07/2023			52		AUD	79	0	0
	07/2023			7,476		CAD	9,893	3	(12)
	07/2023			47,743		GBP	37,572	0	(26)
	08/2023		AUD	79	$		52	0	(1)
	08/2023		CAD	9,889			7,476	12	(3)
	08/2023		GBP	37,572			47,753	27	0
UAG	07/2023	$		25		AUD	38	0	0
	08/2023		AUD	38	$		25	0	0

Total Forward Foreign Currency Contracts								$575	$(3,397)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	43

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2024	0.280%	$1,700	$(14)	$32	$18	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	400	(7)	7	0	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	600	(5)	13	8	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	1,400	(12)	27	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.442	200	(3)	6	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	2,000	5	17	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	700	(2)	8	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	2,600	(59)	56	0	(3)

Total Swap Agreements							$(97)	$166	$72	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$12	$0	$0	$12	$(201)	$0	$0	$(201)	$(189)	$0	$(189)
BPS	408	0	0	408	(423)	0	0	(423)	(15)	0	(15)
BRC	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
CBK	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
GST	0	0	18	18	0	0	0	0	18	0	18
JPM	0	0	8	8	0	0	0	0	8	0	8
MBC	86	0	0	86	(1,239)	0	0	(1,239)	(1,153)	869	(284)
MYC	0	0	46	46	0	0	(3)	(3)	43	0	43
MYI	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
SCX	3	0	0	3	(2)	0	0	(2)	1	0	1
SOG	21	0	0	21	(1,478)	0	0	(1,478)	(1,457)	1,117	(340)
TOR	42	0	0	42	(42)	0	0	(42)	0	0	0

Total Over the Counter	$575	$0	$72	$647	$(3,397)	$0	$(3)	$(3,400)

(k)

Securities with an aggregate market value of $1,986 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

44	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$58	$0	$0	$387	$445

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$575	$0	$575
Swap Agreements	0	72	0	0	0	72

	$0	$72	$0	$575	$0	$647

	$0	$130	$0	$575	$387	$1,092

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$306	$306
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$306	$307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,397	$0	$3,397
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$3,397	$0	$3,400

	$0	$4	$0	$3,397	$306	$3,707

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	45

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,240	$6,240
Swap Agreements	0	183	0	0	(13,797)	(13,614)

	$0	$183	$0	$0	$(7,557)	$(7,374)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,018)	$0	$(3,018)
Swap Agreements	0	156	0	0	0	156

	$0	$156	$0	$(3,018)	$0	$(2,862)

	$0	$339	$0	$(3,018)	$(7,557)	$(10,236)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,067)	$(4,067)
Swap Agreements	0	411	0	0	14,329	14,740

	$0	$411	$0	$0	$10,262	$10,673

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(449)	$0	$(449)
Swap Agreements	0	10	0	0	0	10

	$0	$10	$0	$(449)	$0	$(439)

	$0	$421	$0	$(449)	$10,262	$10,234

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,494	$0	$10,494
Corporate Bonds & Notes
Banking & Finance	0	274,303	0	274,303
Industrials	0	129,863	0	129,863
Utilities	0	20,640	0	20,640
Municipal Bonds & Notes
California	0	8,931	0	8,931
Illinois	0	1,097	0	1,097
Michigan	0	11,236	0	11,236
New Jersey	0	3,617	0	3,617
New York	0	8,122	0	8,122
Virginia	0	3,414	0	3,414
West Virginia	0	8,084	0	8,084
U.S. Government Agencies	0	598,599	0	598,599
U.S. Treasury Obligations	0	130,811	0	130,811
Non-Agency Mortgage-Backed Securities	0	81,078	446	81,524
Asset-Backed Securities	0	279,892	96	279,988

46	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Preferred Securities
Financials	$0	$39,863	$0	$39,863
Short-Term Instruments
Repurchase Agreements	0	12,128	0	12,128
U.S. Treasury Bills	0	1,796	0	1,796

	$0	$1,623,968	$542	$1,624,510

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,730	$0	$0	$80,730

Total Investments	$80,730	$1,623,968	$542	$1,705,240

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	445	0	445
Over the counter	0	647	0	647

	$0	$1,092	$0	$1,092

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(307)	0	(307)
Over the counter	0	(3,400)	0	(3,400)

	$0	$(3,707)	$0	$(3,707)

Total Financial Derivative Instruments	$0	$(2,615)	$0	$(2,615)

Totals	$80,730	$1,621,353	$542	$1,702,625

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	47

Schedule of Investments PIMCO Fixed Income SHares: Series LD

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.8%

CORPORATE BONDS & NOTES 50.3%

BANKING & FINANCE 29.1%

AerCap Ireland Capital DAC
4.500% due 09/15/2023 (b)		$150	$149

Ally Financial, Inc.
1.450% due 10/02/2023		1,000	987

American Tower Corp.
3.375% due 05/15/2024 (b)		1,200	1,175

Banco Santander SA
3.892% due 05/24/2024 (b)		1,000	981

Bank of America Corp.
0.976% due 04/22/2025 •		2,200	2,110

Barclays PLC
5.304% due 08/09/2026 •(b)		600	585
6.467% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	336

BNP Paribas SA
4.705% due 01/10/2025 •(b)		$1,600	1,586

Deutsche Bank AG
0.962% due 11/08/2023 (b)		1,100	1,078
2.222% due 09/18/2024 •(b)		500	494

First Abu Dhabi Bank PJSC
6.174% (US0003M + 0.850%) due 08/08/2023 ~		1,000	1,001

Five Corners Funding Trust
4.419% due 11/15/2023		500	495

FS KKR Capital Corp.
1.650% due 10/12/2024 (b)		1,200	1,116

GA Global Funding Trust
1.250% due 12/08/2023 (b)		1,200	1,172

HSBC Holdings PLC
6.920% (US0003M + 1.380%) due 09/12/2026 ~(b)		2,070	2,085

LeasePlan Corp. NV
2.875% due 10/24/2024 (b)		2,100	2,001

Lloyds Banking Group PLC
4.716% due 08/11/2026 •(b)		1,000	972
5.579% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	663

Nationwide Building Society
4.363% due 08/01/2024 •(b)		$2,000	1,996

QNB Finance Ltd.
6.764% (US0003M + 1.250%) due 03/21/2024 ~		600	602

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024 (b)		300	294

Synchrony Financial
4.250% due 08/15/2024 (b)		600	579

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
4.488% due 05/12/2026 •(b)		$700	$677

VICI Properties LP
4.375% due 05/15/2025		300	290

			23,424

INDUSTRIALS 18.8%

Berry Global, Inc.
1.570% due 01/15/2026 (b)		600	541
4.875% due 07/15/2026 (b)		600	577

Boeing Co.
1.433% due 02/04/2024		200	195

Broadcom, Inc.
3.459% due 09/15/2026 (b)		900	851

Charter Communications Operating LLC
6.949% (US0003M + 1.650%) due 02/01/2024 ~(b)		1,400	1,406

DAE Funding LLC
1.550% due 08/01/2024 (b)		600	570

Hyundai Capital America
5.500% due 03/30/2026		800	793

Imperial Brands Finance PLC
3.125% due 07/26/2024 (b)		650	628
6.125% due 07/27/2027 (b)		1,100	1,103

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025		1,000	892

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,000	993

Pioneer Natural Resources Co.
5.100% due 03/29/2026		400	398

Renesas Electronics Corp.
1.543% due 11/26/2024		1,700	1,590

TD SYNNEX Corp.
1.250% due 08/09/2024 (b)		2,000	1,892

Transurban Queensland Finance Pty. Ltd.
6.352% (BBSW3M + 2.050%) due 12/16/2024 ~	AUD	1,500	1,012

Warnermedia Holdings, Inc.
3.638% due 03/15/2025 (b)		$700	676

Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024 (b)		800	789
4.950% due 09/15/2028		300	289

			15,195

UTILITIES 2.4%

AES Corp.
1.375% due 01/15/2026 (b)		1,300	1,162

48	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
2.950% due 03/01/2026 (b)		$100	$92
3.850% due 11/15/2023		100	99
4.950% due 06/08/2025 (b)		500	485

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025 (b)		100	96

			1,934

Total Corporate Bonds & Notes (Cost $41,974)			40,553

MUNICIPAL BONDS & NOTES 0.5%

PENNSYLVANIA 0.5%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
5.385% (US0003M + 0.130%) due 10/25/2036 ~		407	404

Total Municipal Bonds & Notes (Cost $401)			404

U.S. GOVERNMENT AGENCIES 4.0%

Freddie Mac
1.000% due 09/15/2044		1,470	1,243

Ginnie Mae
4.811% due 08/20/2061 •		1	1
5.596% due 10/20/2037 •		19	18

Uniform Mortgage-Backed Security, TBA
5.000% due 09/01/2053		2,000	1,961

Total U.S. Government Agencies (Cost $3,467)			3,223

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.4%

Avon Finance PLC
5.809% due 09/20/2048 •	GBP	539	684

Banc of America Funding Trust
4.496% due 09/20/2034 «~		$16	15

Bear Stearns Adjustable Rate Mortgage Trust
3.907% due 01/25/2034 ~		3	3
4.065% due 04/25/2033 «~		10	9
4.609% due 11/25/2034 ~		16	15

Brass PLC
6.018% due 11/16/2066 •		9	9

BWAY Mortgage Trust
6.443% due 09/15/2036 •		1,400	1,315

BX Commercial Mortgage Trust
5.961% due 01/15/2034 •		1,085	1,066

Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •		908	836

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.410% due 10/25/2035 •		$2	$2

Credit Suisse First Boston Mortgage Securities Corp.
4.311% due 06/25/2033 «~		5	5
6.500% due 04/25/2033 «		13	12

DROP Mortgage Trust
6.343% due 10/15/2043 •		1,500	1,368

Extended Stay America Trust
6.274% due 07/15/2038 •		1,253	1,230

GCAT Trust
1.348% due 05/25/2066 ~		543	441
1.503% due 05/25/2066 ~		543	433

GCT Commercial Mortgage Trust
5.993% due 02/15/2038 •		200	172

Gemgarto PLC
5.479% due 12/16/2067 •	GBP	858	1,086

GS Mortgage Securities Corp. Trust
8.547% due 08/15/2039 •		$1,200	1,201

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		428	394
5.000% due 02/25/2052 •		1,271	1,151

GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		2	2
7.480% due 08/25/2033 «•		30	27

Impac CMB Trust
5.790% due 03/25/2035 •		129	118
6.150% due 07/25/2033 «•		41	39

InTown Mortgage Trust
7.636% due 08/15/2039 •		400	401

JP Morgan Chase Commercial Mortgage Securities Trust
6.643% due 12/15/2031 •		317	283

JP Morgan Mortgage Trust
4.086% due 02/25/2035 «~		1	1
4.137% due 09/25/2034 «~		5	4
4.399% due 04/25/2035 «~		9	9
4.490% due 02/25/2034 «~		8	8

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.632% due 10/20/2029 •		5	5
5.673% due 06/15/2030 •		5	5

Merrill Lynch Mortgage Investors Trust
4.159% due 02/25/2035 ~		50	47
5.610% due 04/25/2029 •		2	2
5.790% due 10/25/2028 «•		1	1

MFA Trust
1.131% due 07/25/2060 ~		585	516
1.381% due 04/25/2065 ~		138	124

Morgan Stanley Mortgage Loan Trust
5.190% due 11/25/2034 «~		1	1

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		170	156

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	49

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		$319	$283
3.500% due 12/25/2057 ~		551	517

NYO Commercial Mortgage Trust
6.356% due 11/15/2038 •		1,300	1,184

Prime Mortgage Trust
5.550% due 02/25/2034 •		3	2

RESIMAC Bastille Trust
5.813% due 02/03/2053 •		498	494

Sequoia Mortgage Trust
5.846% due 10/19/2026 «•		22	20
5.917% due 10/20/2027 «•		3	3

Stratton Mortgage Funding PLC
5.287% due 07/20/2060	GBP	130	165

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		$3	2
5.726% due 07/19/2034 «•		16	14
5.806% due 09/19/2032 •		3	3

Thornburg Mortgage Securities Trust
3.837% due 04/25/2045 «~		8	8
5.790% due 09/25/2043 •		3	3

Towd Point Mortgage Funding
5.635% due 10/20/2051 •	GBP	174	221

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$309	285
3.750% due 05/25/2058 ~		598	565
6.150% due 05/25/2058 •		405	405
6.150% due 10/25/2059 •		362	358

Trinity Square PLC
5.316% due 07/15/2059 •	GBP	1,466	1,859

WaMu Mortgage Pass-Through Certificates Trust
5.376% due 06/25/2042 •		$2	2
5.690% due 12/25/2045 •		75	73
5.730% due 10/25/2045 •		11	11
5.890% due 11/25/2034 •		29	27
5.950% due 06/25/2044 •		10	9

Total Non-Agency Mortgage-Backed Securities (Cost $21,139)			19,709

ASSET-BACKED SECURITIES 38.6%

522 Funding CLO Ltd.
6.290% due 10/20/2031 •		600	592

American Money Management Corp. CLO Ltd.
6.231% due 04/14/2029 •		25	25

Amortizing Residential Collateral Trust
6.150% due 10/25/2034 •		126	123

Apex Credit CLO Ltd.
6.500% due 09/20/2029 •		389	387

Apidos CLO
6.190% due 07/17/2030 •		396	393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
5.950% due 10/27/2032 •		$18	$17
6.275% due 03/25/2035 •		479	473
6.350% due 01/25/2045 «•		63	62

Blackrock European CLO DAC
3.797% due 10/15/2031 •	EUR	2,000	2,132

BXMT Ltd.
6.616% due 11/15/2037 •		$1,100	1,052

Carlyle Euro CLO DAC
3.877% due 01/15/2031 •	EUR	796	851

Carlyle Global Market Strategies Euro CLO DAC
4.073% due 11/15/2031 •		700	749

Carlyle U.S. CLO Ltd.
6.250% due 04/20/2031 •		$1,300	1,284

Carrington Mortgage Loan Trust
6.370% due 10/20/2029 •		700	696

Chase Funding Trust
5.890% due 10/25/2032 •		39	37

Countrywide Asset-Backed Certificates Trust
4.225% due 05/25/2036 •		276	271

Delta Funding Home Equity Loan Trust
6.013% due 09/15/2029 «•		4	4

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		970	825

Finance America Mortgage Loan Trust
5.975% due 08/25/2034 •		91	84

First Franklin Mortgage Loan Trust
5.470% due 04/25/2036 •		931	891

GM Financial Consumer Automobile Receivables Trust
5.687% due 03/16/2026 •		600	601

GoldenTree Loan Management U.S. CLO Ltd.
6.160% due 11/20/2030 •		1,300	1,292

GSAMP Trust
5.670% due 06/25/2036 •		456	436

Halseypoint CLO Ltd.
6.350% due 07/20/2031 •		877	871

Harvest CLO DAC
1.040% due 07/15/2031	EUR	400	398

HERA Commercial Mortgage Ltd.
6.207% due 02/18/2038 •		$777	750

Jubilee CLO DAC
3.787% due 04/15/2030 •	EUR	1,200	1,283

LCM LP
6.290% due 10/20/2027 •		$31	31

LCM Ltd.
6.330% due 04/20/2031 •		250	245

MF1 Ltd.
6.237% due 10/16/2036 •		100	98
6.961% due 11/15/2035 •		312	309

50	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Multifamily Housing Mortgage Loan Trust
6.111% due 07/15/2036 •		$341	$336

MidOcean Credit CLO
6.329% due 01/29/2030 •		874	869

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		497	440
1.690% due 05/15/2069		877	783

New Century Home Equity Loan Trust
6.080% due 11/25/2034 •		536	513

NovaStar Mortgage Funding Trust
5.810% due 01/25/2036 •		451	443

OCP Euro CLO DAC
4.091% due 09/22/2034 •	EUR	500	531

Palmer Square European Loan Funding DAC
3.957% due 04/15/2031 •		244	261

Palmer Square Loan Funding Ltd.
6.179% due 02/20/2028 •		$112	112

PFP Ltd.
6.158% due 08/09/2037 •		806	786

PRET LLC
1.992% due 02/25/2061 þ		341	316
2.487% due 07/25/2051 þ		590	548

RAAC Trust
5.700% due 01/25/2046 •		420	414

Securitized Asset-Backed Receivables LLC Trust
5.825% due 01/25/2035 •		289	270

SLM Student Loan Trust
6.005% due 04/25/2049		138	138
6.955% due 07/25/2023 •		196	196

SMB Private Education Loan Trust
5.793% due 03/17/2053 •		116	113
6.000% due 09/15/2054 •		2,853	2,804

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		60	57

TCW CLO Ltd.
6.225% due 04/25/2031 •		1,300	1,287

Toro European CLO DAC
3.995% due 01/12/2032 •	EUR	500	535

Towd Point Asset Trust
5.857% due 11/20/2061 •		$285	280

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture CLO Ltd.
6.270% due 04/20/2029 •	$261	$261
6.350% due 01/20/2029 •	258	256

Voya CLO Ltd.
6.248% due 10/15/2030 •	1,305	1,296

Total Asset-Backed Securities (Cost $32,598)		31,107

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (a) 1.0%
		846

Total Short-Term Instruments (Cost $846)		846

Total Investments in Securities (Cost $100,425)		95,842

	SHARES
INVESTMENTS IN AFFILIATES 14.4%

SHORT-TERM INSTRUMENTS 14.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.4%

PIMCO Short-Term Floating NAV Portfolio III	1,192,853	11,598

Total Short-Term Instruments (Cost $11,597)		11,598

Total Investments in Affiliates (Cost $11,597)		11,598

Total Investments 133.2% (Cost $112,022)		$107,440

Financial Derivative Instruments (c)(d) (0.4)% (Cost or Premiums, net $(150))		(370)

Other Assets and Liabilities, net (32.8)%		(26,434)

Net Assets 100.0%		$80,636

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	51

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$846	U.S. Treasury Notes 4.625% due 06/30/2025	$(863)	$846	$846

Total Repurchase Agreements						$(863)	$846	$846

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	5.350%	05/05/2023	TBD	(3)	$(8,511)	$(8,586)
	5.350	06/29/2023	TBD	(3)	(143)	(143)
	5.500	05/05/2023	TBD	(3)	(1,500)	(1,513)
NOM	5.250	05/05/2023	TBD	(3)	(1,209)	(1,219)
RDR	5.250	05/05/2023	TBD	(3)	(1,877)	(1,893)
SOG	5.240	05/05/2023	TBD	(3)	(1,615)	(1,629)
	5.250	05/05/2023	TBD	(3)	(4,449)	(4,487)
	5.320	05/05/2023	TBD	(3)	(3,423)	(3,453)
TDM	5.240	05/05/2023	TBD	(3)	(2,592)	(2,615)
	5.260	05/05/2023	TBD	(3)	(1,242)	(1,252)

Total Reverse Repurchase Agreements						$(26,790)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (18.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2053	$16,000	$(15,137)	$(15,029)

Total Short Sales (18.6)%				$(15,137)	$(15,029)

52	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(10,242)	$0	$(10,242)	$10,611	$369
FICC	846	0	0	846	(863)	(17)
NOM	0	(1,219)	0	(1,219)	1,269	50
RDR	0	(1,893)	0	(1,893)	1,988	95
SOG	0	(9,569)	0	(9,569)	10,419	850
TDM	0	(3,867)	0	(3,867)	4,004	137

Total Borrowings and Other Financing Transactions	$846	$(26,790)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(26,790)	$(26,790)

Total Borrowings	$0	$0	$0	$(26,790)	$(26,790)

Payable for reverse repurchase agreements					$(26,790)

(b)	Securities with an aggregate market value of $28,280 and cash of $11 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(47,076) at a weighted average interest rate of 4.908%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2023	473	$96,182	$(856)	$0	$(15)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	53

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2023	108	$(11,566)	$100	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	86	(10,186)	101	0	(25)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	3	(409)	(4)	0	(4)

				$197	$0	$(29)

Total Futures Contracts				$(659)	$0	$(44)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$21,800	$(150)	$(184)	$(334)	$0	$(29)

Total Swap Agreements					$(150)	$(184)	$(334)	$0	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(44)	$(29)	$(73)

Cash of $956 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

54	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

(d)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	08/2023	$		660		AUD	977	$0	$(9)
BPS	07/2023		CAD	61	$		45	0	(1)
	07/2023		EUR	6,211			6,677	0	(101)
	07/2023	$		6,805		EUR	6,211	0	(28)
	07/2023			2,659		JPY	369,574	0	(98)
	08/2023		EUR	6,211	$		6,815	28	0
	08/2023	$		1,683		JPY	242,144	3	0
BRC	07/2023			180		GBP	141	0	(1)
JPM	07/2023		JPY	125,857	$		880	8	0
	08/2023	$		880		JPY	125,322	0	(8)
MYI	07/2023		GBP	3,335	$		4,145	0	(90)
TOR	07/2023	$		46		CAD	61	0	0
	07/2023			4,059		GBP	3,194	0	(2)
	08/2023		CAD	61	$		46	0	0
	08/2023		GBP	3,194			4,060	2	0

Total Forward Foreign Currency Contracts								$41	$(338)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(9)	$0	$0	$(9)	$(9)	$0	$(9)
BPS	31	0	0	31	(228)	0	0	(228)	(197)	0	(197)
BRC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	8	0	0	8	(8)	0	0	(8)	0	0	0
MYI	0	0	0	0	(90)	0	0	(90)	(90)	0	(90)
TOR	2	0	0	2	(2)	0	0	(2)	0	0	0

Total Over the Counter	$41	$0	$0	$41	$(338)	$0	$0	$(338)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	55

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$41	$0	$41

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$44	$44
Swap Agreements	0	29	0	0	0	29

	$0	$29	$0	$0	$44	$73

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$338	$0	$338

	$0	$29	$0	$338	$44	$411

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(360)	$(360)
Swap Agreements	0	47	0	0	(1,756)	(1,709)

	$0	$47	$0	$0	$(2,116)	$(2,069)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(588)	$0	$(588)

	$0	$47	$0	$(588)	$(2,116)	$(2,657)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(742)	$(742)
Swap Agreements	0	(495)	0	0	1,922	1,427

	$0	$(495)	$0	$0	$1,180	$685

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29	$0	$29

	$0	$(495)	$0	$29	$1,180	$714

56	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$23,424	$0	$23,424
Industrials	0	15,195	0	15,195
Utilities	0	1,934	0	1,934
Municipal Bonds & Notes
Pennsylvania	0	404	0	404
U.S. Government Agencies	0	3,223	0	3,223
Non-Agency Mortgage-Backed Securities	0	19,531	178	19,709
Asset-Backed Securities	0	31,041	66	31,107
Short-Term Instruments
Repurchase Agreements	0	846	0	846

	$0	$95,598	$244	$95,842

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,598	$0	$0	$11,598

Total Investments	$11,598	$95,598	$244	$107,440

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,029)	$0	$(15,029)

Financial Derivative Instruments - Assets
Over the counter	$0	$41	$0	$41

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(73)	0	(73)
Over the counter	0	(338)	0	(338)

	$0	$(411)	$0	$(411)

Total Financial Derivative Instruments	$0	$(370)	$0	$(370)

Totals	$11,598	$80,199	$244	$92,041

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	57

Schedule of Investments PIMCO Fixed Income SHares: Series M

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$8,804	$8,012

Total Loan Participations and Assignments (Cost $8,793)			8,012

CORPORATE BONDS & NOTES 19.7%

BANKING & FINANCE 13.3%

American Tower Corp.
5.250% due 07/15/2028		2,600	2,572
5.550% due 07/15/2033		1,100	1,109

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	205
4.250% due 04/15/2026		4,600	4,289

Barclays PLC
4.972% due 05/16/2029 •		3,100	2,932

BGC Partners, Inc.
8.000% due 05/25/2028		4,300	4,159

BPCE SA
4.625% due 07/11/2024		14,300	13,978

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		4,000	3,517

CI Financial Corp.
4.100% due 06/15/2051		5,000	3,046

Citigroup, Inc.
2.976% due 11/05/2030 •		15,000	13,011
3.785% due 03/17/2033 •(f)		5,000	4,420

Credit Suisse AG
6.500% due 08/08/2023 (e)		16,000	15,942

Credit Suisse AG AT1 Claim ^		5,500	220

Deutsche Bank AG
5.625% due 05/19/2031 •	EUR	900	938

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		$2,000	1,588

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		4,000	3,851

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	186
4.134% due 08/04/2025		1,000	949
6.950% due 03/06/2026		4,500	4,528

FORESEA Holding SA
7.500% due 06/15/2030 «		27	24

FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	7,681

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		4,500	4,231

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
2.848% due 06/04/2031 •		$1,600	$1,329
4.583% due 06/19/2029 •		3,400	3,203

Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		1,101	987

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	5,278
4.300% due 02/01/2061		4,000	2,528

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		6,000	5,626

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	4,109

Morgan Stanley
0.000% due 04/02/2032 þ(f)		8,000	5,000

Ohio National Financial Services, Inc.
6.800% due 01/24/2030		6,300	5,865

Owl Rock Capital Corp.
2.875% due 06/11/2028		9,700	7,914

Sabra Health Care LP
3.900% due 10/15/2029		4,600	3,757

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,000	1,803

Societe Generale SA
6.691% due 01/10/2034 •		3,100	3,158

Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	95	110
5.744% due 04/13/2040		592	698
5.801% due 10/13/2040		647	766

Trustage Financial Group, Inc.
4.625% due 04/15/2032		$5,300	4,606

UBS AG
5.125% due 05/15/2024 (e)		4,700	4,628

Wells Fargo & Co.
3.350% due 03/02/2033 •		7,000	5,994
3.584% due 05/22/2028 •		600	559
4.150% due 01/24/2029		1,600	1,518

			162,812

INDUSTRIALS 4.7%

Air Canada
4.625% due 08/15/2029	CAD	900	613

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$2,814	2,707

American Airlines Pass-Through Trust
3.150% due 08/15/2033		5,024	4,386
3.375% due 11/01/2028		4,744	4,259
3.500% due 08/15/2033		502	410
4.000% due 01/15/2027		950	858

58	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bacardi Ltd.
4.700% due 05/15/2028		$1,000	$968

Bowdoin College
4.693% due 07/01/2112		6,600	5,550

CVS Pass-Through Trust
7.507% due 01/10/2032		4,562	4,761

Energy Transfer LP
4.200% due 04/15/2027		300	287

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,230
4.317% due 12/30/2039		2,800	2,027

Marvell Technology, Inc.
4.875% due 06/22/2028		6,650	6,457

Mundys SpA
1.875% due 02/12/2028	EUR	400	373

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		$3,100	2,722

Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/31/2023 (c)(d)		46	0

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		1,700	1,546

Prosus NV
3.680% due 01/21/2030		5,500	4,672
4.193% due 01/19/2032		2,000	1,685

Rolls-Royce PLC
0.875% due 05/09/2024	EUR	700	741
1.625% due 05/09/2028		100	93
3.375% due 06/18/2026	GBP	100	112
3.625% due 10/14/2025		$1,800	1,710
4.625% due 02/16/2026	EUR	200	215
5.750% due 10/15/2027	GBP	200	236

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		$3,800	3,248

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,996	2,760

Warnermedia Holdings, Inc.
4.279% due 03/15/2032		1,500	1,331

			56,957

UTILITIES 1.7%

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,600	2,355

Pacific Gas & Electric Co.
3.150% due 01/01/2026		3,200	2,971
3.450% due 07/01/2025		1,300	1,228
4.500% due 07/01/2040		1,500	1,168
4.550% due 07/01/2030		1,300	1,178
4.750% due 02/15/2044		3,000	2,332

System Energy Resources, Inc.
6.000% due 04/15/2028		1,900	1,880

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Electric Market Stabilization Funding N LLC
5.167% due 02/01/2052	$7,700	$7,749

		20,861

Total Corporate Bonds & Notes (Cost $271,065)		240,630

MUNICIPAL BONDS & NOTES 2.8%

CALIFORNIA 1.6%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	13,680	12,420

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	3,500	4,153

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020
3.706% due 05/15/2120	4,800	3,222

		19,795

NEW JERSEY 0.3%

Rutgers, The State University of New Jersey Revenue Bonds, Series 2019
3.915% due 05/01/2119	5,800	4,195

NEW YORK 0.5%

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
3.287% due 08/01/2069	8,000	5,554

PENNSYLVANIA 0.1%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	662

VIRGINIA 0.3%

University of Virginia Revenue Bonds, Series 2019
3.227% due 09/01/2119	5,600	3,522

Total Municipal Bonds & Notes (Cost $40,887)		33,728

U.S. GOVERNMENT AGENCIES 47.9%

Fannie Mae
3.000% due 11/01/2051	49,999	44,086
3.919% due 12/01/2034 •	20	20
3.965% due 09/01/2032 •	3	2
3.973% due 11/01/2032 •	5	4
4.123% due 10/01/2032 •	1	1
4.220% due 09/01/2027 •	10	10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	59

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.316% due 01/01/2033 •	$11	$11
4.428% due 05/25/2042 ~	6	6
4.766% due 03/25/2041 ~	5	5
5.098% due 05/01/2033 •	18	18
6.500% due 07/18/2027	5	4

Freddie Mac
2.955% due 08/01/2032 •	14	14
4.000% due 11/01/2047	9	8
4.125% due 08/01/2029 •	1	1
4.375% due 01/01/2032 - 10/01/2032 •	17	17
4.399% due 02/01/2033 •	10	10
4.571% due 02/01/2029 •	1	1
4.625% due 10/01/2032 •	37	36
5.000% due 07/01/2053	25,000	24,510
5.643% due 08/15/2029 - 12/15/2031 •	7	6
5.693% due 09/15/2030 •	1	1
5.743% due 03/15/2032 •	2	2
5.843% due 02/15/2024 •	19	19
6.000% due 12/15/2028	59	59
7.000% due 04/01/2029 - 03/01/2030	5	5
7.500% due 08/15/2030	12	13

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 09/20/2025 - 08/20/2026 ~	2	2
2.625% due 07/20/2027 - 07/20/2029 •	10	11
2.750% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	3	4
2.750% due 10/20/2027 •	2	2
2.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	3	2
2.875% due 04/20/2027 - 06/20/2032 •	15	15
3.000% (H15T1Y + 1.500%) due 06/20/2025 - 08/20/2025 ~	1	1
3.000% due 09/20/2027 •	1	1
3.625% (H15T1Y + 1.500%) due 01/20/2026 ~	1	1
3.625% due 01/20/2027 - 03/20/2032 •	32	30

Ginnie Mae, TBA
2.500% due 08/01/2053	350,900	304,132

Uniform Mortgage-Backed Security
3.000% due 01/01/2046	79	71
3.500% due 05/01/2047	108	101
4.000% due 12/01/2044 - 09/01/2052	74,036	69,534
6.000% due 08/01/2023 - 12/01/2023	2	1
6.500% due 12/01/2028	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	$8,500	$7,493
4.500% due 08/01/2053	140,000	134,673

Vendee Mortgage Trust
6.500% due 09/15/2024	35	35

Total U.S. Government Agencies (Cost $587,637)		584,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.9%

Adjustable Rate Mortgage Trust
3.285% due 01/25/2036 ^«~	10	9
3.839% due 11/25/2035 ^~	65	49
4.184% due 02/25/2036 ^~	80	57

American Home Mortgage Assets Trust
4.896% due 11/25/2046 •	476	147
5.360% due 10/25/2046 •	354	196
5.530% due 09/25/2046 ^•	349	298

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	2,494	2,412

Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	72	61

Banc of America Funding Trust
3.720% due 09/20/2047 ^~	83	69
3.811% due 09/20/2046 ^~	39	34
3.925% due 08/27/2036 ~	7,045	6,496
4.106% due 04/20/2035 ^~	47	41
4.449% due 02/20/2036 ~	90	85
5.500% due 03/25/2036 ^«	7	6
5.537% due 10/20/2036 •	77	62
5.570% due 04/25/2037 ^•	62	51
5.757% due 05/20/2047 •	30	27
5.831% due 04/25/2037 ~	395	339
5.950% due 05/25/2037 ^•	59	51

Banc of America Mortgage Trust
4.173% due 02/25/2034 «~	70	66
4.354% due 05/25/2035 ^~	208	186
4.370% due 07/25/2035 ^~	6	6
5.500% due 09/25/2035 ^«	165	139
5.500% due 05/25/2037 ^«	71	53

BCAP LLC Trust
3.605% due 07/26/2036 ~	16	13
3.857% due 03/26/2037 ~	59	47
4.048% due 03/27/2037 ~	225	185
5.450% due 05/25/2047 ^•	29	27
5.590% due 05/25/2047 ^•	184	176
6.450% due 09/25/2047 •	53	46
7.550% due 10/25/2047 •	9,455	7,883

Bear Stearns Adjustable Rate Mortgage Trust
3.605% due 05/25/2034 «~	19	16
3.864% due 02/25/2034 «~	28	26
3.887% due 05/25/2047 ^~	90	80

60	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.004% due 11/25/2034 ~		$37	$35
4.042% due 03/25/2035 ~		25	23
4.201% due 01/25/2034 ~		29	28
4.216% due 01/25/2035 «~		6	6
4.524% due 02/25/2036 ^~		36	33
4.582% due 06/25/2035 ^«~		1	1
4.586% due 10/25/2035 ~		24	23
4.791% due 08/25/2035 «~		5	4
5.230% due 10/25/2035 •		159	151
6.662% due 12/25/2046 ^•		329	268

Bear Stearns ALT-A Trust
3.731% due 11/25/2036 ^~		78	37
3.794% due 02/25/2036 ^~		19	15
3.932% due 08/25/2036 ^~		238	166
3.950% due 02/25/2036 ^~		180	126
3.971% due 05/25/2036 ^~		295	149
4.195% due 05/25/2035 ~		43	40
4.268% due 01/25/2036 ~		2,098	1,859
4.688% due 06/25/2034 ~		931	791
4.941% due 07/25/2035 ^~		342	249
5.590% due 04/25/2036 ^•		66	56

Bear Stearns Asset-Backed Securities Trust
6.570% due 03/25/2036 ^•		183	66

Bear Stearns Mortgage Funding Trust
5.340% due 01/25/2037 •		50	45

Bear Stearns Structured Products, Inc. Trust
4.098% due 01/26/2036 ^~		317	254

Benchmark Mortgage Trust
2.952% due 08/15/2057		4,565	3,945

Bruegel DAC
4.183% due 05/22/2031	EUR	5,455	5,625

BX Trust
6.243% due 05/15/2035 •		$4,000	3,955

Cascade Funding Mortgage Trust
2.800% due 06/25/2069 ~		999	966

Chase Mortgage Finance Trust
3.700% due 09/25/2036 ^~		673	560
3.848% due 03/25/2037 ^~		20	18
4.086% due 03/25/2037 ^~		36	34
6.000% due 05/25/2037 ^		96	47

ChaseFlex Trust
5.000% due 07/25/2037 ^		71	24
5.750% due 07/25/2037 •		121	100

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.176% due 08/25/2037 ^þ		22	19

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.380% due 10/25/2035 •		589	546

CIM Trust
5.500% due 08/25/2064 ~		18,954	18,711

Citigroup Mortgage Loan Trust
3.018% due 09/25/2037 ~		23	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.620% due 10/25/2046 ^~	$80	$71
3.677% due 12/25/2035 ^~	67	42
3.857% due 03/25/2037 ^~	40	35
3.974% due 09/25/2037 ^~	226	198
4.189% due 08/25/2035 «~	211	203
4.288% due 07/25/2037 ^~	382	333
4.418% due 08/25/2035 ~	6	6
5.410% due 10/25/2035 •	42	39
5.500% due 12/25/2035	109	61
5.590% due 01/25/2037 •	1,518	1,296
6.250% due 11/25/2037 ~	93	44
6.470% due 11/25/2035 •	10	10

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	4,355	3,763
6.000% due 06/25/2037	2,719	2,350
6.500% due 06/25/2037 ^	74	66

Commercial Mortgage Trust
3.545% due 02/10/2036	1,667	1,515

Community Program Loan Trust
4.500% due 04/01/2029	8	8

Countrywide Alternative Loan Resecuritization Trust
5.019% due 08/25/2037 ^~	47	23
6.000% due 08/25/2037 ^~	49	26

Countrywide Alternative Loan Trust
3.681% due 08/25/2035 ~	122	112
3.830% due 11/25/2035 ^~	53	46
3.842% due 05/25/2036 ~	14	11
3.994% due 06/25/2037 ^~	47	41
4.976% due 02/25/2036 •	254	232
5.226% due 11/25/2047 ^•	475	392
5.266% due 11/20/2035 •	4,311	3,743
5.337% due 02/20/2047 ^•	813	634
5.356% due 11/25/2047 ^•	1,318	1,089
5.367% due 07/20/2046 ^•	25	20
5.370% due 05/25/2035 •	817	759
5.430% due 08/25/2037 •	340	298
5.500% due 05/25/2035 ^•	1,397	1,200
5.500% due 11/25/2035	75	47
5.500% due 02/25/2036 ^	47	28
5.500% due 11/25/2036 •	3,738	3,086
5.510% due 11/25/2036 •	30	34
5.510% due 05/25/2047 •	628	542
5.530% due 07/25/2046 ^•	33	32
5.530% due 09/25/2046 ^•	187	175
5.636% due 07/25/2035 •	24	22
5.650% due 06/25/2035 •	70	62
5.670% due 07/25/2035 •	73	64
5.670% due 12/25/2035 •	493	445
5.750% due 07/25/2037 ^	13	8
5.750% due 04/25/2047 ^	97	56
5.770% due 08/25/2035 ^•	78	70
5.770% due 10/25/2035 «•	4	4
6.000% due 12/25/2034	45	40
6.000% due 03/25/2036 ^	146	67
6.000% due 08/25/2036 ^•	46	29

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	61

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/25/2036 ^	$450	$279
6.000% due 02/25/2037 ^	377	173
6.000% due 04/25/2037 ^	59	35
6.000% due 04/25/2037	6,841	5,843
6.000% due 05/25/2037 ^	329	161
6.000% due 08/25/2037 ^•	337	177
6.170% due 03/25/2037 ^•	85	49
6.250% due 11/25/2036 ^	58	45
6.500% due 05/25/2036 ^	1,257	661
6.500% due 12/25/2036 ^	59	28
6.500% due 08/25/2037 ^	339	149
6.610% due 11/25/2035 •	631	579

Countrywide Asset-Backed Certificates Trust
5.650% due 03/25/2036 •	1,229	1,228

Countrywide Home Loan Mortgage Pass-Through Trust
2.948% due 10/20/2035 «~	2	2
3.573% due 05/20/2036 ^~	85	78
3.677% due 02/20/2036 ~	118	102
3.810% due 11/25/2034 ~	38	34
3.842% due 01/25/2036 ^~	29	26
3.876% due 11/25/2037 ~	81	71
3.937% due 05/20/2036 ~	28	25
4.249% due 08/25/2034 ^~	19	17
4.505% due 08/25/2034 ~	1,998	1,940
4.598% due 06/25/2034 «~	360	329
5.500% due 07/25/2037 ^	228	107
5.610% due 05/25/2035 •	46	39
5.690% due 02/25/2035 •	7	6
5.750% due 12/25/2035 ^	59	30
5.770% due 03/25/2035 •	155	132
5.830% due 03/25/2036 •	32	7
5.890% due 02/25/2035 •	190	164
5.910% due 02/20/2036 ^•	10	8
5.930% due 02/25/2035 •	161	139
6.000% due 02/25/2037 ^	211	105
6.000% due 03/25/2037 ^	79	38
6.000% due 07/25/2037	161	75
6.500% due 11/25/2036 ^	569	218

Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^	36	34

Credit Suisse First Boston Mortgage Securities Corp.
5.449% due 03/25/2032 ~	7	6
6.300% due 09/25/2034 ^•	22	29

Credit Suisse Mortgage Capital Certificates
3.387% due 04/26/2038 ~	110	106
3.906% due 04/28/2037 ~	157	145

Credit Suisse Mortgage Capital Trust
1.756% due 10/25/2066 ~	9,400	7,786
1.796% due 12/27/2060 ~	3,390	3,141

Deephaven Residential Mortgage Trust
0.899% due 04/25/2066 ~	3,358	2,844

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.530% due 08/25/2047 •	186	166

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.450% due 04/25/2037 •		$192	$129

Deutsche Mortgage & Asset Receiving Corp.
3.746% due 11/27/2036 •		59	59

Downey Savings & Loan Association Mortgage Loan Trust
5.797% due 07/19/2045 ^«•		3	0

Eurosail PLC
5.940% due 06/13/2045 •	GBP	1,751	2,200

First Horizon Alternative Mortgage Securities Trust
4.802% due 01/25/2036 ^~		$129	69
5.229% due 04/25/2036 ^~		49	42

First Horizon Mortgage Pass-Through Trust
4.283% due 11/25/2037 ^~		25	21

GCT Commercial Mortgage Trust
5.993% due 02/15/2038 •		5,120	4,391

GMAC Mortgage Corp. Loan Trust
3.351% due 11/19/2035 ^«~		82	69

GreenPoint Mortgage Funding Trust
5.550% due 05/25/2037 •		1,705	1,593
5.550% due 12/25/2046 ^•		194	181

GS Mortgage Securities Corp. Trust
8.547% due 08/15/2039 •		2,600	2,603

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		5,000	3,996

GSC Capital Corp. Mortgage Trust
5.510% due 05/25/2036 ^•		64	59

GSR Mortgage Loan Trust
3.818% due 04/25/2035 «~		17	15
3.914% due 04/25/2035 ~		16	14
4.070% due 09/25/2035 ~		72	68
4.157% due 11/25/2035 ~		89	50
4.250% due 09/25/2034 ~		24	23
4.319% due 09/25/2035 «~		26	24

HarborView Mortgage Loan Trust
3.784% due 12/19/2035 ^~		74	40
4.063% due 06/19/2036 ^~		128	58
4.596% due 12/19/2035 ^~		17	16
5.537% due 01/19/2038 •		24	22
5.567% due 12/19/2036 •		4,849	4,052
5.597% due 05/19/2035 •		1,215	1,112
5.637% due 12/19/2036 ^•		2,819	2,771
5.657% due 01/19/2036 •		80	49
5.657% due 01/19/2038 ^«•		25	38
5.837% due 01/19/2035 «•		19	18
6.226% due 07/19/2045 •		25	22

HomeBanc Mortgage Trust
5.510% due 12/25/2036 «•		4	4

Impac Secured Assets Trust
5.450% due 11/25/2036 •		56	56

IndyMac IMSC Mortgage Loan Trust
5.510% due 07/25/2047 •		186	130

62	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDA Mortgage Loan Trust
3.446% due 08/25/2036 ~	$1,388	$1,088

IndyMac INDB Mortgage Loan Trust
5.750% due 11/25/2035 ^•	129	79

IndyMac INDX Mortgage Loan Trust
3.103% due 06/25/2037 ^~	52	43
3.281% due 10/25/2035 ~	481	382
3.367% due 06/25/2036 ~	711	567
3.420% due 06/25/2036 ~	3,657	2,414
3.482% due 08/25/2035 ~	521	399
3.499% due 09/25/2035 ^~	51	43
3.510% due 11/25/2035 ^~	81	71
4.032% due 06/25/2035 ^«~	20	17
5.530% due 09/25/2046 •	79	68
5.710% due 03/25/2035 «•	26	25

InTown Mortgage Trust
7.636% due 08/15/2039 •	4,500	4,510

JP Morgan Alternative Loan Trust
3.790% due 12/25/2036 «~	4	4
5.470% due 10/25/2036 •	2,966	2,645
5.660% due 06/27/2037 •	1,473	1,068

JP Morgan Chase Commercial Mortgage Securities Corp.
6.493% due 05/15/2034 •	6,000	5,942

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	9,915	8,359
3.909% due 11/25/2035 ^~	28	24
3.921% due 11/25/2035 ^~	41	34
4.047% due 07/25/2035 ~	107	104
4.145% due 04/25/2035 «~	1	1
4.218% due 01/25/2037 ^«~	8	7
4.289% due 06/25/2037 ^«~	66	49
4.367% due 07/25/2035 «~	50	47
4.399% due 04/25/2035 «~	1	1
4.917% due 09/25/2034 «~	69	64
6.000% due 01/25/2036 ^«	95	48

Lavender Trust
6.250% due 10/26/2036	220	115

Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,883	1,770
1.875% due 10/25/2068 þ	5,163	4,753

Lehman Mortgage Trust
4.599% due 12/25/2035 ~	172	34
5.039% due 01/25/2036 ^~	46	42
6.000% due 07/25/2036 ^	56	28

Lehman XS Trust
5.420% due 02/25/2036 •	4,053	3,629
5.530% due 11/25/2046 •	8,670	7,543
5.550% due 08/25/2046 ^•	29	29
5.610% due 04/25/2046 ^•	5	6
5.630% due 11/25/2046 ^«•	9	9

Luminent Mortgage Trust
5.490% due 12/25/2036 •	398	352
5.550% due 10/25/2046 •	107	95

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
5.630% due 05/25/2037 •	$88	$38

MASTR Reperforming Loan Trust
7.000% due 05/25/2035	679	490
8.000% due 07/25/2035	675	521

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.632% due 10/20/2029 •	17	17

Merrill Lynch Alternative Note Asset Trust
5.470% due 01/25/2037 •	108	34
5.750% due 03/25/2037 •	758	195
6.000% due 05/25/2037 ^	124	97

Merrill Lynch Mortgage Investors Trust
4.053% due 02/25/2036 ~	19	19
4.120% due 11/25/2035 •	26	25
5.610% due 04/25/2029 •	12	11
5.810% due 09/25/2029 «•	12	11
5.810% due 11/25/2029 •	28	25
6.250% due 10/25/2036	1,163	495
6.683% due 07/25/2029 «•	11	11

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	5,000	3,789

Morgan Stanley Dean Witter Capital, Inc. Trust
5.077% due 03/25/2033 «~	21	18

Morgan Stanley Mortgage Loan Trust
3.162% due 07/25/2035 ~	1,115	973
5.470% due 01/25/2035 •	15	13
5.547% due 06/25/2036 ~	32	31
6.000% due 10/25/2037 ^	67	41

Morgan Stanley Re-REMIC Trust
2.643% due 03/26/2037 þ	54	52
2.702% due 02/26/2037 «•	100	92
5.500% due 10/26/2035 ~	5,717	3,854

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	289	253

New York Mortgage Trust
5.250% due 07/25/2062 þ	4,297	4,040

NLT Trust
1.162% due 08/25/2056 ~	4,077	3,285

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.772% due 02/25/2036 ^~	268	228

Nomura Resecuritization Trust
6.500% due 10/26/2037	4,460	2,186

OBX Trust
6.120% due 11/25/2062 ~	3,304	3,290

Preston Ridge Partners Mortgage LLC
3.720% due 02/25/2027 þ	2,456	2,338

Residential Accredit Loans, Inc. Trust
4.073% due 02/25/2035 ^~	148	120
5.328% due 02/25/2036 ^~	94	76
5.450% due 08/25/2035 •	71	54

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	63

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.490% due 12/25/2036 •		$184	$176
5.550% due 05/25/2047 •		59	53
5.570% due 06/25/2037 •		58	49
5.650% due 08/25/2037 •		145	133
5.950% due 10/25/2045 •		57	49
6.000% due 09/25/2035		606	529
6.000% due 06/25/2036		2,623	2,093
8.000% due 04/25/2036 ^«•		68	57

Residential Asset Securitization Trust
6.000% due 06/25/2036		166	73
6.000% due 11/25/2036 ^		121	47
6.000% due 03/25/2037 ^		97	33
6.250% due 11/25/2036 ^		83	33
6.500% due 04/25/2037 ^		1,136	328

Residential Funding Mortgage Securities, Inc. Trust
4.415% due 03/25/2035 ^~		799	463
6.000% due 09/25/2036 ^«		105	77

Stratton Mortgage Funding PLC
5.279% due 07/20/2060	GBP	11,260	14,301

Structured Adjustable Rate Mortgage Loan Trust
3.625% due 09/25/2036 ^~		$1,701	1,195
4.082% due 10/25/2036 ^~		85	50
4.200% due 02/25/2036 ^~		158	128
4.308% due 07/25/2037 ^«~		3	2
5.149% due 10/25/2034 «~		7	6
5.376% due 05/25/2035 ^•		213	167
5.470% due 10/25/2035 •		619	566
5.885% due 06/25/2034 •		208	190

Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 ^•		238	206
5.330% due 09/25/2047 •		36	33
5.340% due 09/25/2047 •		350	315
5.410% due 03/25/2037 •		75	25
5.530% due 06/25/2036 •		2,066	2,013
5.530% due 07/25/2046 ^•		312	225
5.550% due 05/25/2036 •		460	369
5.570% due 09/25/2047 ^•		782	648
5.590% due 05/25/2046 •		687	239
5.670% due 05/25/2046 ^«•		47	28
5.846% due 03/19/2034 •		31	29
5.846% due 03/19/2034 «•		89	80
5.846% due 02/19/2035 •		64	59
5.886% due 12/19/2033 «•		119	111

SunTrust Adjustable Rate Mortgage Loan Trust
4.078% due 02/25/2037 ^~		85	74

SunTrust Alternative Loan Trust
6.000% due 12/25/2035 «		195	173

TBW Mortgage-Backed Trust
5.965% due 07/25/2037 ~		2,856	913

Thornburg Mortgage Securities Trust
3.018% due 09/25/2037 ~		16	15
5.790% due 09/25/2043 •		98	92
5.890% due 09/25/2034 •		13	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
3.750% due 02/25/2059 ~	$6,722	$6,364

Verus Securitization Trust
1.824% due 11/25/2066 ~	3,908	3,284

Wachovia Mortgage Loan Trust LLC
4.324% due 10/20/2035 ~	10	10

WaMu Mortgage Pass-Through Certificates Trust
3.633% due 12/25/2036 ^~	71	62
3.672% due 08/25/2036 ^~	52	47
3.768% due 12/25/2036 ^~	651	584
4.239% due 08/25/2033 «~	105	98
4.676% due 02/25/2047 ^•	1,208	1,031
4.726% due 06/25/2047 ^•	33	23
4.786% due 07/25/2047 •	9,343	7,622
4.976% due 08/25/2046 •	585	548
5.176% due 11/25/2042 •	8	8
5.476% due 11/25/2046 •	147	129
5.690% due 12/25/2045 •	3	3
5.790% due 01/25/2045 •	96	92
5.890% due 11/25/2034 •	91	83
5.930% due 10/25/2044 •	431	397
5.970% due 11/25/2045 •	109	100
6.130% due 11/25/2034 •	249	229

Washington Mutual Mortgage Pass-Through Certificates Trust
4.022% due 09/25/2036 ^þ	126	37
4.676% due 04/25/2047 •	234	184
4.746% due 04/25/2047 •	341	271
5.500% due 05/25/2035 ^•	211	166

Wells Fargo Alternative Loan Trust
5.134% due 07/25/2037 ^~	24	21

Wells Fargo Mortgage-Backed Securities Trust
4.509% due 10/25/2036 ^~	156	137
6.000% due 06/25/2037 ^	28	24

Total Non-Agency Mortgage-Backed Securities (Cost $280,334)		254,505

ASSET-BACKED SECURITIES 34.4%

Aames Mortgage Investment Trust
5.930% due 10/25/2035 •	104	102
6.350% due 06/25/2035 «•	20	19

AASET Trust
3.844% due 01/16/2038	1,321	838
3.967% due 05/16/2042	553	462

Accredited Mortgage Loan Trust
5.410% due 09/25/2036 •	2,615	2,573
5.870% due 09/25/2035 •	51	50

ACE Securities Corp. Home Equity Loan Trust
5.370% due 12/25/2036 •	294	79
5.430% due 07/25/2036 •	105	81
5.460% due 08/25/2036 •	283	268
5.750% due 02/25/2036 •	22	22
5.765% due 12/25/2035 •	2,000	1,784

64	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.810% due 11/25/2035 •		$38	$39
6.050% due 12/25/2034 •		105	94
6.080% due 02/25/2036 ^•		69	62
6.125% due 06/25/2034 •		352	322
6.125% due 07/25/2035 «•		1	1

Aegis Asset-Backed Securities Trust
5.795% due 12/25/2035 •		188	169
5.850% due 03/25/2035 •		144	138
5.870% due 06/25/2035 •		141	131
6.150% due 03/25/2035 ^•		43	40

Ameriquest Mortgage Securities Trust
5.735% due 03/25/2036 •		5	5

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.855% due 11/25/2035 •		61	60
5.930% due 09/25/2035 •		5,493	5,375
6.260% due 03/25/2035 •		200	195

Amortizing Residential Collateral Trust
6.150% due 10/25/2034 •		85	84

Argent Securities Trust
5.300% due 09/25/2036 •		761	251
5.530% due 03/25/2036 •		281	156

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.610% due 01/25/2036 •		72	66
5.790% due 01/25/2036 •		2,939	2,599

Asset-Backed Funding Certificates Trust
5.260% due 01/25/2037 •		327	189
5.310% due 01/25/2037 •		206	120
5.370% due 01/25/2037 •		124	72
5.430% due 11/25/2036 •		8,708	5,579
6.150% due 06/25/2037 •		144	112

Asset-Backed Securities Corp. Home Equity Loan Trust
3.688% due 12/25/2036 •		6,300	5,545
6.050% due 06/25/2035 •		87	84

Aurium CLO DAC
3.847% due 04/16/2030 •	EUR	5,254	5,630

BDS Ltd.
7.227% due 08/19/2038 •		$3,200	3,194

Bear Stearns Asset-Backed Securities Trust
3.945% due 10/25/2036 ~		33	15
4.037% due 07/25/2036 «~		42	40
4.477% due 11/25/2035 ^•		89	83
5.183% due 03/25/2034 •		1,771	1,744
5.380% due 02/25/2037 •		11,884	10,809
5.825% due 08/25/2036 •		66	66
5.885% due 09/25/2035 •		3,587	3,566
5.950% due 09/25/2046 •		80	75
6.200% due 08/25/2037 •		4,768	4,002
6.330% due 06/25/2043 •		693	672
6.350% due 06/25/2036 •		600	580
6.400% due 08/25/2037 •		28	28

BPCRE Holder LLC
7.491% due 01/16/2037 •		1,500	1,492

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BSPRT Issuer Ltd.
7.443% due 07/15/2039 •		$7,000	$6,974

Carlyle Euro CLO DAC
3.953% due 08/15/2030 •	EUR	996	1,063

Carrington Mortgage Loan Trust
5.370% due 01/25/2037 •		$1,200	887
5.410% due 02/25/2037 •		3,865	3,497
6.200% due 05/25/2035 •		280	268

Cendant Mortgage Corp.
6.000% due 07/25/2043 «~		9	8

CIT Mortgage Loan Trust
6.650% due 10/25/2037 •		6,000	5,841

Citigroup Mortgage Loan Trust
5.320% due 05/25/2037 •		11,215	9,492
5.550% due 11/25/2046 •		96	92
5.885% due 09/25/2035 ^•		445	440
6.830% due 07/25/2035 •		1,000	788
6.851% due 05/25/2036 ^þ		129	52

CLNC Ltd.
6.455% due 08/20/2035 •		369	363

Conseco Finance Corp.
7.060% due 02/01/2031 ~		286	254

Countrywide Asset-Backed Certificates Trust
3.221% due 03/25/2036 •		950	927
3.468% due 04/25/2035 •		77	73
4.134% due 01/25/2037 •		757	748
4.342% due 10/25/2046 ^~		8,443	8,173
5.290% due 06/25/2035 •		7,184	6,260
5.290% due 07/25/2037 ^•		559	550
5.350% due 09/25/2037 •		2,733	2,374
5.350% due 06/25/2047 ^•		11,838	10,244
5.370% due 09/25/2037 ^•		255	256
5.370% due 09/25/2047 ^•		596	570
5.380% due 10/25/2047 •		86	84
5.400% due 06/25/2047 •		167	160
5.410% due 04/25/2046 •		3,215	2,959
5.430% due 02/25/2037 •		5,866	5,533
5.450% due 09/25/2046 •		675	669
5.450% due 03/25/2047 ^•		57	56
5.550% due 08/25/2036 •		491	490
5.650% due 01/25/2046 ^•		3,635	3,395
5.750% due 06/25/2036 •		63	62
5.840% due 05/25/2036 •		49	48
5.870% due 07/25/2034 •		34	34
5.950% due 08/25/2047 •		120	119
6.050% due 10/25/2034 •		36	35
6.050% due 03/25/2047 ^•		54	45
6.245% due 07/25/2035 •		363	359
6.650% due 02/25/2035 •		125	122

Credit-Based Asset Servicing & Securitization LLC
2.859% due 01/25/2036 ^þ		43	35
5.270% due 07/25/2037 •		8	6
5.370% due 07/25/2037 •		180	119

Delta Funding Home Equity Loan Trust
5.833% due 08/15/2030 «•		23	22

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	65

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden Euro CLO DAC
3.837% due 04/15/2033 •	EUR	10,100	$10,781

ECMC Group Student Loan Trust
5.900% due 02/27/2068 •		$5,012	4,861

EMC Mortgage Loan Trust
5.890% due 05/25/2040 •		7	7

First Franklin Mortgage Loan Trust
5.430% due 12/25/2036 •		219	93
5.470% due 04/25/2036 •		120	115
5.630% due 04/25/2036 •		400	357
5.630% due 08/25/2036 •		118	108
5.870% due 10/25/2035 «•		1	1
5.870% due 11/25/2035 •		101	93
6.095% due 03/25/2035 •		50	49
6.335% due 12/25/2034 •		886	863
6.350% due 01/25/2035 •		77	76
6.575% due 10/25/2034 •		303	301

First NLC Trust
2.294% due 05/25/2035 •		674	569
5.220% due 08/25/2037 •		43	22

FIRSTPLUS Home Loan Owner Trust
7.320% due 11/10/2023 ^«		6	0

Fremont Home Loan Trust
5.300% due 01/25/2037 •		214	99
5.470% due 08/25/2036 •		185	62
5.490% due 02/25/2036 •		31	29
5.490% due 02/25/2037 •		704	242
5.690% due 02/25/2036 •		300	255
5.690% due 04/25/2036 •		2,818	2,507
5.885% due 07/25/2035 «•		27	26
5.940% due 12/25/2029 «•		5	5

Galaxy CLO Ltd.
6.230% due 10/15/2030 •		3,117	3,096

Gallatin CLO Ltd.
6.350% due 07/15/2031 •		5,030	4,933

GSAA Home Equity Trust
5.390% due 04/25/2047 •		70	65

GSAMP Trust
5.240% due 01/25/2037 •		2,137	1,251
5.270% due 12/25/2036 •		1,575	773
5.290% due 12/25/2036 •		6,746	3,650
5.290% due 01/25/2037 •		38,638	22,969
5.300% due 12/25/2046 •		462	232
5.350% due 11/25/2036 •		400	194
5.380% due 12/25/2046 •		138	70
5.450% due 09/25/2036 •		2,782	1,013
5.630% due 06/25/2036 •		196	104
5.690% due 04/25/2036 •		242	153
6.800% due 10/25/2034 «•		13	12

Home Equity Asset Trust
6.245% due 05/25/2035 •		63	62

Home Equity Loan Trust
5.380% due 04/25/2037 •		502	485

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.490% due 04/25/2037 •		$500	$413

Home Equity Mortgage Loan Asset-Backed Trust
5.290% due 11/25/2036 •		257	231
5.310% due 11/25/2036 •		215	183
5.470% due 04/25/2037 •		204	173

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036 •		198	54
5.490% due 12/25/2036 •		903	243
5.590% due 12/25/2036 •		602	163
5.930% due 11/25/2035 •		2,878	2,600

Invesco Euro CLO DAC
3.827% due 07/15/2031 •	EUR	900	959

JP Morgan Mortgage Acquisition Trust
5.410% due 03/25/2037 •		$117	114
5.410% due 06/25/2037 •		30	29
5.430% due 01/25/2037 •		411	408
5.555% due 07/25/2036 •		150	145
6.337% due 08/25/2036 ^þ		90	53

KKR CLO Ltd.
6.210% due 07/15/2030 •		12,884	12,784

LCM LP
6.250% due 07/20/2030 •		10,770	10,698

Lehman ABS Mortgage Loan Trust
5.240% due 06/25/2037 •		157	101
5.350% due 06/25/2037 •		126	82

Lehman XS Trust
5.320% due 02/25/2037 ^•		915	688

Long Beach Mortgage Loan Trust
5.795% due 11/25/2035 •		46	45
6.200% due 06/25/2035 •		323	312
6.425% due 02/25/2035 •		8,779	8,470
6.575% due 03/25/2032 «•		113	110

MACH Cayman Ltd.
3.474% due 10/15/2039		1,660	1,416

Mackay Shields EURO CLO DAC
4.130% due 10/20/2032 •	EUR	1,900	2,021

Madison Park Euro Funding DAC
3.977% due 07/15/2032 •		5,700	6,066

Magnetite Ltd.
6.201% due 11/15/2028 •		$4,405	4,377

Man GLG Euro CLO DAC
3.987% due 10/15/2032 •	EUR	9,290	9,874

MAPS Ltd.
4.212% due 05/15/2043		$2,229	1,991

MASTR Asset-Backed Securities Trust
5.370% due 08/25/2036 •		143	56
5.450% due 08/25/2036 •		236	92
5.510% due 02/25/2036 •		296	120
5.590% due 11/25/2036 •		3,659	2,178
5.630% due 06/25/2036 •		128	49
5.630% due 08/25/2036 •		141	55
5.650% due 10/25/2035 ^•		192	179

66	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.650% due 11/25/2035 •	$7,846	$4,538
5.720% due 01/25/2036 •	138	135
5.900% due 12/25/2034 ^•	12	11

Merrill Lynch Mortgage Investors Trust
5.630% due 08/25/2037 •	681	356
5.870% due 05/25/2036 •	61	60
6.050% due 02/25/2047 •	818	482

MESA Trust
5.950% due 12/25/2031 «•	9	9

METAL LLC
4.581% due 10/15/2042	3,099	1,887

MF1 Ltd.
6.417% due 02/19/2037 •	2,300	2,249

MidOcean Credit CLO
6.429% due 02/20/2031 •	3,970	3,932

Morgan Stanley ABS Capital, Inc. Trust
5.220% due 10/25/2036 •	72	31
5.260% due 10/25/2036 •	590	311
5.290% due 10/25/2036 •	2,142	932
5.290% due 11/25/2036 •	192	91
5.300% due 10/25/2036 •	173	91
5.300% due 11/25/2036 •	941	518
5.330% due 03/25/2037 •	321	142
5.350% due 02/25/2037 •	109	53
5.370% due 11/25/2036 •	1,151	545
5.400% due 03/25/2037 •	321	142
5.450% due 06/25/2036 •	521	390
5.450% due 09/25/2036 •	328	123
5.750% due 12/25/2035 •	10,000	9,207
5.770% due 12/25/2035 •	132	126
6.050% due 05/25/2034 •	67	62
6.140% due 06/25/2035 •	211	206
6.200% due 04/25/2035 •	189	176
6.400% due 07/25/2037 •	400	335

Morgan Stanley Capital, Inc. Trust
5.730% due 01/25/2036 •	508	486

Morgan Stanley Dean Witter Capital, Inc. Trust
6.500% due 02/25/2033 •	278	276

Morgan Stanley Home Equity Loan Trust
5.320% due 04/25/2037 •	468	245
5.380% due 04/25/2037 •	156	82
5.470% due 04/25/2036 •	80	56

Morgan Stanley Mortgage Loan Trust
5.610% due 02/25/2037 •	101	24
5.870% due 04/25/2037 •	207	61
6.465% due 09/25/2046 ^þ	285	97
6.869% due 11/25/2036 ^•	223	84

New Century Home Equity Loan Trust
6.125% due 10/25/2033 •	896	865

Newcastle Mortgage Securities Trust
5.380% due 04/25/2037 •	1,381	1,343
5.490% due 04/25/2037 •	4,292	3,877

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.765% due 02/25/2036 «•		$2	$2
6.532% due 10/25/2036 ^þ		146	35

NovaStar Mortgage Funding Trust
5.450% due 06/25/2036 •		82	57
5.855% due 01/25/2036 •		1,912	1,889

Option One Mortgage Loan Trust
5.290% due 01/25/2037 •		51	29
5.320% due 05/25/2037 •		9,905	5,430
5.370% due 01/25/2037 •		205	118
5.480% due 04/25/2037 •		99	50
5.690% due 01/25/2036 •		300	268
5.915% due 08/25/2035 •		400	378

Option One Mortgage Loan Trust Asset-Backed Certificates
5.840% due 11/25/2035 •		1,863	1,748

Ownit Mortgage Loan Trust
6.050% due 10/25/2036 ^•		126	118

Park Place Securities, Inc.
5.885% due 09/25/2035 •		183	178

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.885% due 08/25/2035 •		173	166
5.885% due 09/25/2035 •		274	264
5.945% due 07/25/2035 •		94	93
5.975% due 07/25/2035 •		950	888
6.095% due 06/25/2035 •		20	20
6.200% due 10/25/2034 •		282	276
6.275% due 03/25/2035 •		255	246
6.395% due 01/25/2036 •		78	76
6.950% due 12/25/2034 •		4,191	4,124

People’s Financial Realty Mortgage Securities Trust
5.290% due 09/25/2036 •		351	98

Popular ABS Mortgage Pass-Through Trust
5.410% due 11/25/2036 •		17	17
5.735% due 02/25/2036 •		63	62

PRET LLC
1.744% due 07/25/2051 þ		1,742	1,613
2.240% due 09/27/2060 þ		1,398	1,321

Purple Finance CLO DAC
4.061% due 01/25/2031 •	EUR	1,208	1,305

RAAC Trust
5.750% due 06/25/2044 •		$26	21
5.750% due 09/25/2045 •		1,139	1,094
5.850% due 11/25/2046 •		317	296
6.350% due 10/25/2045 «•		14	14
6.650% due 09/25/2047 •		475	454

Ready Capital Mortgage Financing LLC
7.636% due 10/25/2039 •		4,793	4,807

Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ		7,350	2,683
5.608% due 05/25/2036 þ		9,551	4,626

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	67

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.812% due 11/25/2036 þ	$513	$196
6.254% due 08/25/2036 þ	9,184	3,973
7.238% due 09/25/2037 ^þ	212	93

Residential Asset Mortgage Products Trust
5.710% due 09/25/2036 •	77	73
5.750% due 05/25/2036 ^•	639	582
5.790% due 01/25/2036 •	423	378
5.840% due 10/25/2035 •	40	39

Residential Asset Securities Corp. Trust
5.410% due 11/25/2036 •	232	214
5.490% due 11/25/2036 •	287	269
5.490% due 04/25/2037 •	1,253	1,165
5.570% due 06/25/2036 «•	20	19
5.780% due 10/25/2035 «•	19	18
5.780% due 12/25/2035 •	67	66
5.810% due 11/25/2035 •	25	25
5.810% due 12/25/2035 •	100	88
5.840% due 11/25/2035 •	78	77
5.990% due 12/25/2034 •	5	5

Securitized Asset-Backed Receivables LLC Trust
5.330% due 07/25/2036 •	192	67
5.430% due 05/25/2036 •	4,159	2,238
5.470% due 07/25/2036 •	188	66
5.630% due 07/25/2036 •	643	226
5.650% due 05/25/2036 •	864	465
5.690% due 03/25/2036 •	110	96
5.810% due 08/25/2035 ^•	111	85
5.825% due 01/25/2035 •	19	18
6.110% due 01/25/2036 ^•	32	28

SG Mortgage Securities Trust
5.470% due 07/25/2036 •	27,943	6,007
5.825% due 10/25/2035 •	593	576

SLM Private Education Loan Trust
9.943% due 10/15/2041 •	1,955	2,042

Sound Point CLO Ltd.
6.460% due 07/20/2032 •	5,900	5,793

Soundview Home Loan Trust
5.230% due 06/25/2037 •	39	26
5.260% due 02/25/2037 •	277	79
5.330% due 02/25/2037 •	388	112
5.330% due 07/25/2037 •	1,472	1,254
5.650% due 06/25/2036 •	6,788	6,551
5.675% due 03/25/2036 •	134	133
6.100% due 10/25/2037 •	233	173

Specialty Underwriting & Residential Finance Trust
4.460% due 12/25/2036 •	1,171	1,097
5.420% due 04/25/2037 •	122	85
5.450% due 09/25/2037 •	7,932	5,505
5.450% due 11/25/2037 •	649	361
6.125% due 12/25/2035 •	78	77

Starwood Commercial Mortgage Trust
6.296% due 07/15/2038 •	4,757	4,717

Structured Asset Investment Loan Trust
5.300% due 09/25/2036 •	40	38

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.530% due 03/25/2036 •	$116	$113
5.750% due 01/25/2036 •	91	88
6.050% due 05/25/2035 •	415	403
6.080% due 09/25/2034 •	379	378
6.275% due 07/25/2033 •	20	20
6.425% due 12/25/2034 •	1,138	1,092

Structured Asset Securities Corp. Mortgage Loan Trust
5.285% due 07/25/2036 •	1,139	1,127
5.300% due 09/25/2036 •	46	43
5.380% due 01/25/2037 •	1,831	1,108
5.490% due 12/25/2036 «•	53	50
5.570% due 02/25/2037 •	262	253
6.050% due 08/25/2037 •	36	36
6.150% due 08/25/2037 •	120	118

Structured Asset Securities Corp. Trust
5.840% due 09/25/2035 •	388	367

TPG Real Estate Finance Issuer Ltd.
6.358% due 03/15/2038 •	10,934	10,553

Vertical Bridge Holdings LLC
2.636% due 09/15/2050	7,000	6,392
3.706% due 02/15/2057	1,400	1,143

Vibrant CLO Ltd.
6.290% due 09/15/2030 •	11,708	11,576

WaMu Asset-Backed Certificates WaMu Trust
5.375% due 05/25/2037 •	6,131	5,619
5.390% due 05/25/2037 •	1,050	869

WAVE LLC
3.597% due 09/15/2044	1,884	1,572

Wells Fargo Home Equity Asset-Backed Securities Trust
5.645% due 05/25/2036 •	123	123

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
5.750% due 04/25/2034 •	98	94

Total Asset-Backed Securities (Cost $458,120)		420,255

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(a)	623	12

Drillco Holding Lux SA «(a)(f)	1,575	30

Total Common Stocks (Cost $32)		42

68	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.8%

FINANCIALS 0.8%

American AgCredit Corp.
5.250% due 06/15/2026 •(d)	6,000,000	$5,342

Charles Schwab Corp.
5.000% due 12/01/2027 •(d)	4,200,000	3,205

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(d)	1,700,000	1,436

Total Preferred Securities (Cost $11,787)		9,983

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS (g) 1.8%
		21,790

U.S. TREASURY BILLS 0.5%
5.260% due 09/07/2023 - 09/14/2023 (b)(c)(j)	$6,528	6,460

Total Short-Term Instruments (Cost $28,250)		28,250

Total Investments in Securities (Cost $1,686,905)		1,580,384

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.2%

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short-Term Floating NAV Portfolio III	7,775,046	$75,597

Total Short-Term Instruments (Cost $75,578)		75,597

Total Investments in Affiliates (Cost $75,578)		75,597

Total Investments 135.7% (Cost $1,762,483)		$1,655,981

Financial Derivative Instruments (h)(i) (0.1)% (Cost or Premiums, net $1,442)		(1,154)

Other Assets and Liabilities, net (35.6)%		(434,695)

Net Assets 100.0%		$1,220,132

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	69

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$5,000	$4,420	0.36%
Drillco Holding Lux SA			06/08/2023	32	30	0.00
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,001	5,000	0.41%

				$12,033	$9,450	0.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$21,790	U.S. Treasury Notes 4.625% due 06/30/2025	$(22,226)	$21,790	$21,791

Total Repurchase Agreements						$(22,226)	$21,790	$21,791

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (8.5)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2053	$110,100	$(104,133)	$(103,421)

Total Short Sales (8.5)%				$(104,133)	$(103,421)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$21,791	$0	$0	$21,791	$(22,226)	$(435)

Total Borrowings and Other Financing Transactions	$21,791	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,825) at a weighted average interest rate of 3.968%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

70	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	481	$(56,968)	$687	$0	$(143)

Total Futures Contracts				$687	$0	$(143)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.804%	$ 7,000	$113	$(67)	$46	$9	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	2,100	(10)	28	18	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.239	1,000	35	20	55	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276	2,650	(19)	29	10	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.348	1,550	(2)	12	10	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420	600	(9)	14	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	200	2	1	3	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	7,000	919	78	997	16	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.571	1,200	227	(101)	126	0	(1)
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.705	500	(2)	7	5	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.912	EUR 2,600	6	6	12	3	0

						$1,260	$27	$1,287	$29	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$3,400	$35	$16	$51	$4	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	19,500	161	138	299	26	0

					$196	$154	$350	$30	$0

Total Swap Agreements					$1,456	$181	$1,637	$59	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	71

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange- Traded or Centrally Cleared	$0	$0	$59	$59	$0	$(143)	$(1)	$(144)

Cash of $14,919 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	09/2023	$		49		KRW	61,744	$0	$(2)
BPS	07/2023			45,223		EUR	41,273	0	(186)
	08/2023		EUR	41,273	$		45,286	187	0
	08/2023		MXN	12,841			738	0	(7)
BRC	09/2023		ILS	643			180	6	0
CBK	08/2023		NOK	956			92	2	0
	08/2023	$		1,216		CAD	1,621	9	0
CLY	08/2023		NOK	1,085	$		103	2	0
JPM	08/2023	$		1,993		CAD	2,665	20	0
	09/2023		ILS	617	$		174	7	0
	09/2023		INR	10,030			122	0	0
MBC	07/2023		GBP	14,810			18,333	0	(476)
	09/2023	$		90		KRW	114,457	0	(3)

72	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
MYI	09/2023		INR	2,166	$		26	$0	$0
	09/2023	$		101		KRW	128,630	0	(2)
SCX	09/2023		INR	6,273	$		76	0	0
SOG	07/2023		EUR	41,273			44,399	0	(638)
TOR	07/2023	$		18,820		GBP	14,810	0	(11)
	08/2023		GBP	13,907	$		17,676	10	0
UAG	09/2023		ILS	534			149	5	0

Total Forward Foreign Currency Contracts								$248	$(1,325)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2024	0.280%	$200	$(2)	$4	$2	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	100	(2)	2	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	200	(2)	4	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	300	1	2	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	400	(9)	9	0	0

Total Swap Agreements							$(14)	$22	$8	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$(2)	$0	$0	$(2)	$(2)	$0	$(2)
BPS	187	0	0	187	(193)	0	0	(193)	(6)	0	(6)
BRC	6	0	0	6	0	0	0	0	6	0	6
CBK	11	0	0	11	0	0	0	0	11	0	11
CLY	2	0	0	2	0	0	0	0	2	0	2
GST	0	0	2	2	0	0	0	0	2	0	2
JPM	27	0	0	27	0	0	0	0	27	0	27
MBC	0	0	0	0	(479)	0	0	(479)	(479)	371	(108)
MYC	0	0	6	6	0	0	0	0	6	0	6
MYI	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
SOG	0	0	0	0	(638)	0	0	(638)	(638)	470	(168)
TOR	10	0	0	10	(11)	0	0	(11)	(1)	0	(1)
UAG	5	0	0	5	0	0	0	0	5	0	5

Total Over the Counter	$248	$0	$8	$256	$(1,325)	$0	$0	$(1,325)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	73

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

(j)

Securities with an aggregate market value of $841 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$59	$0	$0	$0	$59

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$248	$0	$248
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$248	$0	$256

	$0	$67	$0	$248	$0	$315

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$143	$143
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$143	$144

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,325	$0	$1,325

	$0	$1	$0	$1,325	$143	$1,469

74	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,898	$6,898
Swap Agreements	0	189	0	0	(16,748)	(16,559)

	$0	$189	$0	$0	$(9,850)	$(9,661)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,510)	$0	$(1,510)
Swap Agreements	0	22	0	0	(3)	19

	$0	$22	$0	$(1,510)	$(3)	$(1,491)

	$0	$211	$0	$(1,510)	$(9,853)	$(11,152)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$481	$481
Swap Agreements	0	395	0	0	17,152	17,547

	$0	$395	$0	$0	$17,633	$18,028

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$184	$0	$184
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$184	$0	$188

	$0	$399	$0	$184	$17,633	$18,216

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,012	$8,012
Corporate Bonds & Notes
Banking & Finance	0	162,788	24	162,812
Industrials	0	56,957	0	56,957
Utilities	0	20,861	0	20,861
Municipal Bonds & Notes
California	0	19,795	0	19,795
New Jersey	0	4,195	0	4,195
New York	0	5,554	0	5,554
Pennsylvania	0	662	0	662
Virginia	0	3,522	0	3,522
U.S. Government Agencies	0	584,979	0	584,979
Non-Agency Mortgage-Backed Securities	0	252,437	2,068	254,505
Asset-Backed Securities	0	419,899	356	420,255
Common Stocks
Industrials	0	0	42	42
Preferred Securities
Financials	0	9,983	0	9,983

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	75

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)

(Unaudited)

June 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Short-Term Instruments
Repurchase Agreements	$0	$21,790	$0	$21,790
U.S. Treasury Bills	0	6,460	0	6,460

	$0	$1,569,882	$10,502	$1,580,384

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$75,597	$0	$0	$75,597

Total Investments	$75,597	$1,569,882	$10,502	$1,655,981

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(103,421)	$0	$(103,421)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	59	0	59
Over the counter	0	256	0	256

	$0	$315	$0	$315

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(144)	0	(144)
Over the counter	0	(1,325)	0	(1,325)

	$0	$(1,469)	$0	$(1,469)

Total Financial Derivative Instruments	$0	$(1,154)	$0	$(1,154)

Totals	$75,597	$1,465,307	$10,502	$1,551,406

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

76	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments PIMCO Fixed Income SHares: Series R

(Unaudited)

June 30, 2023

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.6%

CORPORATE BONDS & NOTES 6.2%

BANKING & FINANCE 6.2%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	3,618	$387

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1,679	177
1.000% due 10/01/2053		25	3
1.500% due 10/01/2053		2,422	259
2.000% due 10/01/2053		500	57

Nykredit Realkredit AS
1.000% due 10/01/2050		1,692	178
1.500% due 10/01/2053		16,934	1,867
2.000% due 10/01/2053		5,887	637
2.500% due 10/01/2047		17	2
3.000% due 10/01/2053		5,190	668

Realkredit Danmark AS
1.000% due 10/01/2050		2,832	298
1.000% due 10/01/2053		1,430	149
1.500% due 10/01/2050		39,164	4,201
1.500% due 10/01/2053		21,146	2,209
2.000% due 10/01/2053		1,631	177
2.500% due 04/01/2047		11	1
3.000% due 10/01/2053		4,609	594

UBS Group AG
7.750% due 03/01/2029 •	EUR	100	121

UniCredit SpA
7.830% due 12/04/2023		$600	604

Total Corporate Bonds & Notes (Cost $17,694)			12,589

U.S. GOVERNMENT AGENCIES 16.3%

Fannie Mae
4.944% due 10/01/2044 •		2	2
5.595% due 02/25/2037 •		9	9

Fannie Mae, TBA
5.500% due 09/01/2053		5,300	5,274
6.500% due 08/01/2053		6,300	6,429

Freddie Mac
3.759% due 09/01/2036 •		8	8
6.049% due 07/01/2036 •		22	22

Ginnie Mae
3.858% due 08/20/2068 •		283	276

Uniform Mortgage-Backed Security
3.500% due 12/01/2045		8	7

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053		9,200	8,642
4.500% due 08/01/2053		8,400	8,080
5.000% due 09/01/2053		4,600	4,511

Total U.S. Government Agencies (Cost $33,448)			33,260

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 129.9%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025 (c)(f)		$818	$776
0.125% due 04/15/2026		5,021	4,709
0.125% due 07/15/2026		4,797	4,507
0.125% due 10/15/2026 (c)		9,548	8,928
0.125% due 04/15/2027		2,901	2,686
0.125% due 01/15/2030 (c)		18,785	16,858
0.125% due 07/15/2030		2,012	1,805
0.125% due 01/15/2031		7,844	6,974
0.125% due 07/15/2031 (c)		33,812	29,998
0.125% due 01/15/2032 (c)		22,765	20,052
0.125% due 02/15/2051		5,011	3,348
0.125% due 02/15/2052		4,141	2,752
0.250% due 01/15/2025		10,503	10,070
0.250% due 07/15/2029		11,269	10,294
0.250% due 02/15/2050		5,723	4,008
0.375% due 07/15/2025		5,343	5,113
0.375% due 01/15/2027 (c)(f)		1,005	943
0.375% due 07/15/2027		9,972	9,350
0.500% due 01/15/2028		3,001	2,808
0.625% due 01/15/2026		5,924	5,650
0.625% due 07/15/2032 (c)		22,555	20,743
0.625% due 02/15/2043		3,721	3,056
0.750% due 07/15/2028 (c)		15,954	15,124
0.750% due 02/15/2042		2,806	2,387
0.750% due 02/15/2045		7,949	6,576
0.875% due 01/15/2029 (c)		18,503	17,521
0.875% due 02/15/2047		6,592	5,537
1.000% due 02/15/2046		7,158	6,216
1.000% due 02/15/2048		1,582	1,363
1.000% due 02/15/2049		3,291	2,834
1.125% due 01/15/2033		1,986	1,904
1.375% due 02/15/2044 (c)		599	565
1.625% due 10/15/2027		6,657	6,561
1.750% due 01/15/2028		4,279	4,231
2.000% due 01/15/2026		2,313	2,282
2.125% due 02/15/2040		1,628	1,748
2.125% due 02/15/2041		6,470	6,948
2.500% due 01/15/2029		3,701	3,813
3.375% due 04/15/2032 (c)(f)		436	496
3.625% due 04/15/2028		2,457	2,638

Total U.S. Treasury Obligations (Cost $301,167)			264,172

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Banc of America Funding Trust
3.826% due 01/20/2047 ~		332	284

Countrywide Alternative Loan Trust
5.352% due 12/20/2046 ^•		550	460

Grifonas Finance PLC
3.513% due 08/28/2039 •	EUR	79	82

GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		$7	7

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	77

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
6.057% due 06/20/2035 •		$218	$197

IndyMac INDX Mortgage Loan Trust
5.990% due 05/25/2034 •		585	533

MortgageIT Mortgage Loan Trust
6.155% due 12/25/2034 «•		7	7

Residential Accredit Loans, Inc. Trust
4.165% due 06/25/2046 •		198	48

Towd Point Mortgage Funding
6.287% due 02/20/2054	GBP	421	535

Total Non-Agency Mortgage-Backed Securities (Cost $2,183)			2,153

ASSET-BACKED SECURITIES 1.4%

Asset-Backed Funding Certificates Trust
5.750% due 10/25/2034 •		$5	5

Atlas Senior Loan Fund Ltd.
6.410% due 01/16/2030 •		300	299

CIT Mortgage Loan Trust
6.500% due 10/25/2037 •		44	44

Citigroup Mortgage Loan Trust
5.230% due 01/25/2037 •		136	100
5.440% due 09/25/2036 •		253	240
5.840% due 10/25/2035 ^•		500	447

Home Equity Asset Trust
6.005% due 08/25/2034 •		33	32

Man GLG Euro CLO DAC
4.047% due 01/15/2030 •	EUR	110	118

Massachusetts Educational Financing Authority
6.205% due 04/25/2038 •		$18	18

Morgan Stanley ABS Capital, Inc. Trust
5.810% due 01/25/2035 •		220	213

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.915% due 05/25/2035 •		1,139	1,109

Saxon Asset Securities Trust
1.942% due 05/25/2035 •		32	29

Sound Point CLO Ltd.
6.173% due 01/23/2029 •		179	178
6.263% due 01/23/2029 •		44	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
6.150% due 08/25/2037 •		$9	$9

Total Asset-Backed Securities (Cost $2,806)			2,885

SOVEREIGN ISSUES 14.7%

Canada Government Real Return Bond
4.250% due 12/01/2026 (a)	CAD	1,069	869

France Government International Bond
0.100% due 03/01/2026 (a)	EUR	2,686	2,873
0.100% due 07/25/2031 (a)		1,053	1,117
0.100% due 07/25/2038 (a)		1,723	1,751
0.250% due 07/25/2024 (a)		3,735	4,038
2.100% due 07/25/2023 (a)		384	419

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		474	474
1.400% due 05/26/2025 (a)		9,224	9,967

Japan Government International Bond
0.005% due 03/10/2031 (a)	JPY	52,882	393
0.100% due 03/10/2028 (a)		421,547	3,079
0.100% due 03/10/2029 (a)		664,335	4,873

Total Sovereign Issues (Cost $32,678)			29,853

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS (b) 3.0%
			6,090

Total Short-Term Instruments (Cost $6,090)			6,090

Total Investments in Securities (Cost $396,066)			351,002

Total Investments 172.6% (Cost $396,066)			$351,002

Financial Derivative Instruments (d)(e) (0.6)% (Cost or Premiums, net $(302))			(1,179)

Other Assets and Liabilities, net (72.0)%			(146,412)

Net Assets 100.0%			$203,411

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

78	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.110%	06/30/2023	07/03/2023	$5,900	U.S. Treasury Notes 2.375% due 03/31/2029	$(6,017)	$5,900	$5,903
FICC	2.400	06/30/2023	07/03/2023	190	U.S. Treasury Notes 4.625% due 06/30/2025	(194)	190	190

Total Repurchase Agreements						$(6,211)	$6,090	$6,093

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	5.190%	06/20/2023	07/18/2023	$(37,959)	$(38,030)
	5.190	06/22/2023	07/13/2023	(47,080)	(47,155)
	5.200	06/20/2023	07/11/2023	(20,933)	(20,972)
BPG	5.190	06/20/2023	07/05/2023	(13,489)	(13,514)
MSC	5.200	06/15/2023	07/05/2023	(1,158)	(1,161)

Total Sale-Buyback Transactions					$(120,832)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$5,903	$0	$0	$5,903	$(6,017)	$(114)
FICC	190	0	0	190	(194)	(4)

Master Securities Forward Transaction Agreement
BCY	0	0	(106,157)	(106,157)	106,444	287
BPG	0	0	(13,514)	(13,514)	13,397	(117)
MSC	0	0	(1,161)	(1,161)	1,146	(15)

Total Borrowings and Other Financing Transactions	$6,093	$0	$(120,832)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	79

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
Sovereign Issues	$0	$(30,174)	$0	$0	$(30,174)
U.S. Treasury Obligations	0	(90,658)	0	0	(90,658)

Total Borrowings	$0	$(120,832)	$0	$0	$(120,832)

Payable for sale-buyback financing transactions					$(120,832)

(c)	Securities with an aggregate market value of $120,986 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(125,831) at a weighted average interest rate of 4.825%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(178) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$113.000	07/21/2023	70	$70	$(49)	$(78)

Total Written Options					$(49)	$(78)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2023	185	$19,812	$(376)	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	26	3,079	(32)	8	0

				$(408)	$8	$0

80	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl September Futures	09/2023	53	$(6,692)	$88	$29	$0
Euro-BTP Italy Government Bond September Futures	09/2023	59	(6,737)	59	16	0
Euro-BTP September Futures	09/2023	9	(1,140)	(9)	9	0
Euro-Bund September Futures	09/2023	9	(1,313)	(4)	9	(1)
Euro-Buxl 30-Year Bond September Futures	09/2023	52	(7,921)	(99)	91	(43)
Euro-Oat September Futures	09/2023	34	(4,764)	26	36	(3)
Euro-Schatz September Futures	09/2023	840	(96,106)	772	161	0
Gold 100 oz. August Futures	08/2023	6	(1,158)	(7)	0	(7)
Japan Government 10-Year Bond September Futures	09/2023	16	(16,472)	(59)	12	(7)
U.S. Treasury 2-Year Note September Futures	09/2023	185	(37,619)	555	6	0
U.S. Treasury 10-Year Note September Futures	09/2023	315	(35,364)	657	0	(44)
U.S. Treasury Long-Term Bond September Futures	09/2023	48	(6,092)	13	0	(36)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	29	(3,950)	(46)	0	(36)

				$1,946	$369	$(177)

Total Futures Contracts				$1,538	$377	$(177)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.276%	$100	$(5)	$5	$0	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	172,740	$(3)	$0	$(3)	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,057,000	21	(45)	(24)	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$27,100	(112)	163	51	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		5,500	(1)	525	524	0	(3)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		15,600	(120)	(281)	(401)	44	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,100	0	(310)	(310)	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		7,000	134	164	298	0	(73)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	11,300	0	(290)	(290)	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,000	(11)	(213)	(224)	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(7)	(94)	(101)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,800	(7)	(169)	(176)	0	(7)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		800	(3)	(75)	(78)	0	(3)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		5,600	0	(69)	(69)	0	(33)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		12,700	3	18	21	0	(81)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	81

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	0.190%	Annual	11/04/2052	EUR	1,000	$62	$459	$521	$5	$0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		1,100	1	571	572	5	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,900	118	868	986	9	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		900	24	(21)	3	6	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		800	(2)	(9)	(11)	0	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		200	0	8	8	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,000	1	35	36	0	(1)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		300	0	9	9	0	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		1,600	10	70	80	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		3,900	(28)	(869)	(897)	9	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,400	7	66	73	0	(1)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		900	0	35	35	0	(1)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	53	47	0	(2)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		800	0	39	39	0	(1)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	58	57	0	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		1,210	1	(92)	(91)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	(40)	(40)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(10)	(41)	(51)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	(28)	(28)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	(17)	(17)	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,100	7	(15)	(8)	0	(2)
Pay	CPURNSA	2.890	Maturity	04/05/2024		$27,000	0	12	12	0	(23)
Receive	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	266	266	2	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		2,100	0	196	196	2	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		1,800	0	131	131	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		800	0	56	56	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	62	62	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	45	45	1	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(191)	(191)	0	(2)
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(228)	(228)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(133)	(133)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029		1,300	1	(166)	(165)	0	(1)
Pay	CPURNSA	1.883	Maturity	11/20/2029		500	1	(71)	(70)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	161	162	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(94)	(94)	2	0

							$81	$509	$590	$108	$(252)

Total Swap Agreements							$76	$514	$590	$108	$(252)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$377	$108	$485	$(78)	$(177)	$(252)	$(507)

Cash of $4,640 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay

82	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	07/2023		AUD	200	$		131	$0	$(2)
	07/2023	$		260		NZD	429	3	0
	08/2023			9		AUD	14	0	0
BOA	07/2023		AUD	233	$		151	0	(4)
	07/2023		DKK	21,443			3,096	0	(46)
	07/2023		NZD	477			290	0	(3)
	07/2023	$		5,589		DKK	38,003	0	(20)
	08/2023		DKK	37,940	$		5,589	20	0
BPS	07/2023			80			12	0	0
	07/2023		EUR	21,114			22,717	0	(323)
	07/2023		JPY	910,910			6,556	244	0
	07/2023		NZD	12			7	0	0
	07/2023		PLN	118			27	0	(2)
	07/2023	$		22,151		EUR	20,216	0	(91)
	08/2023		EUR	20,216	$		22,182	92	0
	08/2023		MXN	6,498			373	0	(4)
CBK	07/2023		CAD	1,098			805	0	(23)
	07/2023	$		870		AUD	1,301	0	(4)
	07/2023			347		EUR	318	1	(1)
	08/2023		NOK	190	$		18	1	0
	08/2023	$		8		AUD	11	0	0
CLY	07/2023		DKK	63,018	$		9,096	0	(139)
	08/2023		NOK	216			21	0	0
DUB	07/2023		BRL	1,637			302	0	(40)
	07/2023	$		340		BRL	1,637	2	0
GLM	07/2023		BRL	1,642	$		341	0	(2)
	07/2023	$		340		BRL	1,642	3	0
	09/2023		BRL	1,660	$		340	0	(3)
JPM	07/2023	$		290		DKK	2,000	3	0
	07/2023			2,169		JPY	310,207	0	(19)
	07/2023			447		MXN	7,869	12	0
	07/2023			995		NZD	1,612	0	(6)
	08/2023		JPY	308,888	$		2,169	19	0
	09/2023		PEN	447			122	0	(1)
MBC	07/2023		GBP	419			519	0	(14)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	83

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	07/2023		PLN	331	$		76	$0	$(5)
	07/2023	$		622		EUR	580	11	0
	08/2023			199			183	1	0
MYI	07/2023		NZD	32	$		19	0	0
	07/2023	$		4,969		DKK	33,892	0	(2)
	08/2023		DKK	33,836	$		4,969	2	0
SCX	07/2023		AUD	20			14	0	0
	07/2023		NZD	1,243			755	0	(8)
	08/2023	$		14		AUD	20	0	0
SSB	09/2023			208		BRL	1,053	10	0
TOR	07/2023		AUD	675	$		442	0	(8)
	07/2023		NZD	277			169	0	(1)
	07/2023	$		830		CAD	1,098	0	(1)
	07/2023			532		GBP	419	0	0
	07/2023			4,171		JPY	600,661	0	(9)
	08/2023		CAD	1,097	$		830	1	0
	08/2023		GBP	419			533	0	0
	08/2023		JPY	598,114			4,171	9	0
	08/2023	$		17		AUD	25	0	0
	08/2023			169		NZD	277	1	0
UAG	07/2023		AUD	161	$		105	0	(2)
	08/2023		DKK	10,630			1,550	0	(10)
	08/2023	$		8		AUD	12	0	0

Total Forward Foreign Currency Contracts								$435	$(793)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	4,100	$254	$899

Total Purchased Options							$254	$899

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(67)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0

						$(105)	$(67)

84	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420%	09/21/2023	25,800	$(148)	$(110)
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	11,100	(32)	(13)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,200	(255)	(1,490)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	15,500	(43)	(18)

							$(478)	$(1,631)

Total Written Options							$(583)	$(1,698)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$3	$0	$0	$3	$(2)	$0	$0	$(2)	$1	$0	$1
BOA	20	0	0	20	(73)	(110)	0	(183)	(163)	0	(163)
BPS	336	0	0	336	(420)	(13)	0	(433)	(97)	289	192
CBK	2	0	0	2	(28)	0	0	(28)	(26)	0	(26)
CLY	0	0	0	0	(139)	0	0	(139)	(139)	0	(139)
DUB	2	899	0	901	(40)	(1,490)	0	(1,530)	(629)	558	(71)
GLM	3	0	0	3	(5)	(67)	0	(72)	(69)	0	(69)
JPM	34	0	0	34	(26)	(18)	0	(44)	(10)	0	(10)
MBC	12	0	0	12	(19)	0	0	(19)	(7)	0	(7)
MYI	2	0	0	2	(2)	0	0	(2)	0	0	0
SCX	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
SSB	10	0	0	10	0	0	0	0	10	0	10
TOR	11	0	0	11	(19)	0	0	(19)	(8)	0	(8)
UAG	0	0	0	0	(12)	0	0	(12)	(12)	0	(12)

Total Over the Counter	$435	$899	$0	$1,334	$(793)	$(1,698)	$0	$(2,491)

(f)

Securities with an aggregate market value of $846 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	85

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$377	$377
Swap Agreements	0	0	0	0	108	108

	$0	$0	$0	$0	$485	$485

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$435	$0	$435
Purchased Options	0	0	0	0	899	899

	$0	$0	$0	$435	$899	$1,334

	$0	$0	$0	$435	$1,384	$1,819

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$78	$78
Futures	7	0	0	0	170	177
Swap Agreements	0	0	0	0	252	252

	$7	$0	$0	$0	$500	$507

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$793	$0	$793
Written Options	0	0	0	0	1,698	1,698

	$0	$0	$0	$793	$1,698	$2,491

	$7	$0	$0	$793	$2,198	$2,998

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$24	$24
Futures	(159)	0	0	0	(937)	(1,096)
Swap Agreements	0	10	0	0	(4,645)	(4,635)

	$(159)	$10	$0	$0	$(5,558)	$(5,707)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(670)	$0	$(670)
Purchased Options	0	0	0	0	(619)	(619)
Written Options	0	1	0	0	672	673

	$0	$1	$0	$(670)	$53	$(616)

	$(159)	$11	$0	$(670)	$(5,505)	$(6,323)

86	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(29)	$(29)
Futures	86	0	0	0	(236)	(150)
Swap Agreements	0	(6)	0	0	4,620	4,614

	$86	$(6)	$0	$0	$4,355	$4,435

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$850	$0	$850
Purchased Options	0	0	0	0	583	583
Written Options	0	(1)	0	0	(663)	(664)

	$0	$(1)	$0	$850	$(80)	$769

	$86	$(7)	$0	$850	$4,275	$5,204

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,589	$0	$12,589
U.S. Government Agencies	0	33,260	0	33,260
U.S. Treasury Obligations	0	264,172	0	264,172
Non-Agency Mortgage-Backed Securities	0	2,146	7	2,153
Asset-Backed Securities	0	2,885	0	2,885
Sovereign Issues	0	29,853	0	29,853
Short-Term Instruments
Repurchase Agreements	0	6,090	0	6,090

Total Investments	$0	$350,995	$7	$351,002

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	363	122	0	485
Over the counter	0	1,334	0	1,334

	$363	$1,456	$0	$1,819

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(446)	0	(507)
Over the counter	0	(2,491)	0	(2,491)

	$(61)	$(2,937)	$0	$(2,998)

Total Financial Derivative Instruments	$302	$(1,481)	$0	$(1,179)

Totals	$302	$349,514	$7	$349,823

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	87

Schedule of Investments PIMCO Fixed Income SHares: Series TE

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 0.2%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	$200	$196

INDUSTRIALS 0.9%

Providence St Joseph Health Obligated Group
5.403% due 10/01/2033	700	691

Total Corporate Bonds & Notes (Cost $895)		887

MUNICIPAL BONDS & NOTES 96.3%

ALABAMA 1.7%

Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013
6.900% due 10/01/2050 (c)	500	519

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	855	799

		1,318

ARIZONA 0.3%

Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2028	250	261

ARKANSAS 0.5%

Arkansas Development Finance Authority Revenue Bonds, Series 2020
4.750% due 09/01/2049	400	377

CALIFORNIA 12.3%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.300% due 10/01/2047 (c)	1,000	509

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	1,000	994

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 01/01/2054	1,000	1,047

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	500	415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	$250	$209

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	1,000	170

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	2,250	138

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (d)	1,000	775

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	250	265

California State General Obligation Bonds, Series 2023
3.875% due 12/01/2030	500	495

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	268

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	193
3.500% due 10/01/2046	750	571

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (c)	500	251

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,500	600

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	300	313

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023
4.000% due 08/01/2050	1,500	1,481

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	500	491

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	1,250	195

		9,380

COLORADO 4.5%

Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,135

88	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (c)	$750	$415

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	427

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	475

		3,452

CONNECTICUT 0.2%

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2029	110	120

DELAWARE 2.0%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	1,005	865
7.120% due 10/01/2038	175	169

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	500	456

		1,490

FLORIDA 3.3%

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	557

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	500	500

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2028 (b)	475	379

St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	211
4.000% due 12/15/2030	200	186
4.000% due 12/15/2031	210	194

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.849% due 05/01/2038 (a)	500	505

		2,532

IDAHO 0.5%

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	500	381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 9.5%

Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	$1,000	$1,067

Illinois State General Obligation Bonds, Series 2018
5.000% due 10/01/2033	1,000	1,072

Illinois State General Obligation Notes, Series 2017
5.000% due 12/01/2026	2,000	2,102

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	850	947

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	1,000	1,001

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2034	1,180	1,079

		7,268

INDIANA 0.6%

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	492

IOWA 1.0%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	500	493

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	250	232

		725

KENTUCKY 1.5%

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,170	1,168

LOUISIANA 0.8%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	650	638

MICHIGAN 4.8%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	325	362

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	500	374

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.068% (US0003M) due 07/01/2032 ~	1,000	947

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	89

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	$2,000	$1,990

		3,673

NEVADA 2.3%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	480	440

Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.125% due 06/01/2058	1,250	1,152

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	1,000	130

		1,722

NEW HAMPSHIRE 0.3%

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2030	280	266

NEW JERSEY 5.7%

Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017
5.000% due 03/01/2026	250	261

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2024	1,000	1,020

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	1,000	1,002

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	500	537
5.000% due 06/01/2033	1,000	1,071
5.000% due 06/01/2046	465	467

		4,358

NEW MEXICO 0.6%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	500	431

NEW YORK 8.1%

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	495	487

New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2046	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	$1,000	$987

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 05/01/2048	500	515

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	974

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	2,000	224

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2033	1,000	1,041

		6,228

OHIO 5.2%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,500	1,390
5.000% due 06/01/2034	1,000	1,084
5.000% due 06/01/2055	885	830

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	750	692

		3,996

OREGON 0.5%

Multnomah County School District 40, Oregon General Obligations, Series 2023
0.000% due 06/15/2038 (b)	750	383

PENNSYLVANIA 1.3%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	495	496

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	500	512

		1,008

PUERTO RICO 13.5%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	955	482
0.000% due 11/01/2051	5,437	2,536

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	500	306
4.000% due 07/01/2041	850	741

90	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	$1,399	$1,158

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.988% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	936

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (c)	1,924	1,179
5.000% due 07/01/2062	94	92

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (b)	61	39

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	11,000	2,325

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	500	490

		10,284

RHODE ISLAND 2.9%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,007
5.000% due 06/01/2050	1,250	1,237

		2,244

TENNESSEE 0.3%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	203

TEXAS 9.6%

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
12.000% due 06/01/2043	200	200

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (b)	1,000	515

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	1,000	971

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	250	257

Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001
2.600% due 11/01/2029	500	452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021
5.500% due 01/01/2057	$250	$180

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,034

Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020
4.000% due 01/01/2050	500	358

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.170% (US0003M) due 12/15/2026 ~	500	493

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,755	2,871

		7,331

VIRGINIA 0.9%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	740	701

WASHINGTON 0.8%

Washington State Convention Center Public Facilities District Revenue Notes, Series 2021
4.000% due 07/01/2031	600	575

WISCONSIN 0.8%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (b)	1,970	105
4.500% due 06/01/2056	225	167
6.500% due 09/01/2036	27	24

Public Finance Authority, Wisconsin Revenue Notes, Series 2016
0.010% due 09/01/2029	500	313

		609

Total Municipal Bonds & Notes (Cost $72,756)		73,614

U.S. GOVERNMENT AGENCIES 0.6%

Freddie Mac
3.850% due 07/01/2039	500	452

Total U.S. Government Agencies (Cost $456)		452

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	91

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Freddie Mac
4.140% due 01/25/2040	$500	$465

Total Non-Agency Mortgage-Backed Securities (Cost $469)		465

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (e) 0.8%
		604

Total Short-Term Instruments (Cost $604)		604

Total Investments in Securities (Cost $75,180)		76,022

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III	49,105	$477

Total Short-Term Instruments (Cost $477)		477

Total Investments in Affiliates (Cost $477)		477

Total Investments 100.0% (Cost $75,657)		$76,499

Financial Derivative Instruments (f) (0.0)% (Cost or Premiums, net $0)		(1)

Other Assets and Liabilities, net 0.0%		(31)

Net Assets 100.0%		$76,467

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)  RESTRICTED SECURITIES:

IssuerDescription	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$906	$775	1.01%

92	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.400%	06/30/2023	07/03/2023	$604	U.S. Treasury Notes 4.625% due 06/30/2025	$(616)	$604	$604

Total Repurchase Agreements						$(616)	$604	$604

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$604	$0	$0	$604	$(616)	$(12)

Total Borrowings and Other Financing Transactions	$604	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2023	8	$(898)	$17	$0	$(1)

Total Futures Contracts				$17	$0	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	93

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(1)	$0	$(1)

Cash of $104 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17

94	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

(Unaudited)

June 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$196	$196
Industrials	0	691	0	691
Municipal Bonds & Notes
Alabama	0	1,318	0	1,318
Arizona	0	261	0	261
Arkansas	0	377	0	377
California	0	9,380	0	9,380
Colorado	0	3,452	0	3,452
Connecticut	0	120	0	120
Delaware	0	1,490	0	1,490
Florida	0	2,532	0	2,532
Idaho	0	381	0	381
Illinois	0	7,268	0	7,268
Indiana	0	492	0	492
Iowa	0	725	0	725
Kentucky	0	1,168	0	1,168
Louisiana	0	638	0	638
Michigan	0	3,673	0	3,673
Nevada	0	1,722	0	1,722
New Hampshire	0	266	0	266
New Jersey	0	4,358	0	4,358
New Mexico	0	431	0	431
New York	0	6,228	0	6,228
Ohio	0	3,996	0	3,996
Oregon	0	383	0	383
Pennsylvania	0	1,008	0	1,008
Puerto Rico	0	10,284	0	10,284
Rhode Island	0	2,244	0	2,244
Tennessee	0	203	0	203
Texas	0	7,331	0	7,331
Virginia	0	701	0	701
Washington	0	575	0	575
Wisconsin	0	609	0	609
U.S. Government Agencies	0	452	0	452
Non-Agency Mortgage-Backed Securities	0	465	0	465
Short-Term Instruments
Repurchase Agreements	0	604	0	604

	$0	$75,826	$196	$76,022

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$477	$0	$0	$477

Total Investments	$477	$75,826	$196	$76,499

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)

Total Financial Derivative Instruments	$0	$(1)	$0	$(1)

Totals	$477	$75,825	$196	$76,498

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2023	95

Notes to Financial Statements

1. ORGANIZATION

PIMCO Managed Accounts Trust (the “Trust”), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares (“FISH”): Series C, Series LD, Series M, Series R and Series TE (each a “Portfolio” or “Series” and collectively the “Portfolios” or “Series”). Each Portfolio has authorized an unlimited number of shares of beneficial interest with $0.001 par value. Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) serves as the Portfolios’ investment adviser and administrator.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

96	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

June 30, 2023

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders  Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends are declared daily and distributed monthly, generally on the last business day of the month. In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP,

SEMIANNUAL REPORT	JUNE 30, 2023	97

Notes to Financial Statements (Cont.)

and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolios’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolios’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The

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rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business days after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolios can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value

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Notes to Financial Statements (Cont.)

of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan, any new borrower- or loan-level data received in written reports periodically by a Portfolio

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normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by a Portfolio, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period

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Notes to Financial Statements (Cont.)

value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Sources. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.

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The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

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Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from these affiliated funds for the period ended June 30, 2023 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$46,687	$247,206	$(213,201)	$41	$(3)	$80,730	$1,606	$0

PIMCO Fixed Income SHares: Series LD	2,828	35,872	(27,100)	(2)	0	11,598	172	0

PIMCO Fixed Income SHares: Series M	86,348	153,682	(164,500)	71	(4)	75,597	2,481	0

PIMCO Fixed Income SHares: Series TE	662	17,113	(17,300)	2	0	477	113	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

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Delayed-Delivery Transactions  involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted to the rate of inflation. In general, the value of an inflation-indexed security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Portfolio may be treated as a general creditor of the agent and may not benefit from any set-off between the agent and the borrower. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate

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Notes to Financial Statements (Cont.)

securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Portfolios may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Portfolio may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Portfolio may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Portfolio may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Portfolio to do so. Alternatively, a Portfolio may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Portfolio may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Portfolio to provide funding to a borrower upon demand in exchange for a fee, the Portfolio will segregate or earmark liquid assets with the Portfolio’s custodian in amounts sufficient to satisfy any such future obligations. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

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Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the risk that a Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Notes to Financial Statements (Cont.)

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Portfolio may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of June 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or

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instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including

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the risk of price and yield fluctuations. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Portfolio’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

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(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions. Sale-buybacks involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

(d) Short Sales  Short sales are transactions in which a Portfolio sells a security that it may not own. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

(e) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by a Portfolio. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Portfolio that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which

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is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Portfolio bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from the Portfolio, a Portfolio may then invest the cash received in additional securities, generating leverage for the Portfolio. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which the Portfolio has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the Portfolios ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Portfolio provides the Portfolio with the right to: (i) cause the holders of the TOB Floater to tender their notes at par, and (ii) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Portfolio, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Portfolios). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

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If there are insufficient proceeds from the liquidation of the TOB Trust, the party that would bear the losses would depend upon whether a Portfolio holds a non-recourse TOBs Residual or a recourse TOBs Residual. If a Portfolio holds a non-recourse TOBs Residual, the Liquidity Provider or holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Portfolio’s assets. If a Portfolio holds a recourse TOBs Residual, the Portfolio (and, indirectly, holders of the Portfolio’s common shares) would typically bear the losses. In particular, if a Portfolio holds a recourse TOBs Residual, it will typically have entered into an agreement pursuant to which the Portfolio would be required to pay to the Liquidity Provider the difference between the purchase price of any TOBs Floaters put to the Liquidity Provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer. A Portfolio may invest in both non-recourse and recourse TOBs Residuals to leverage its portfolio.

Each Portfolio’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Portfolio. A Portfolio typically invests the cash received in additional municipal bonds. The Portfolios account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Portfolios’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Portfolio on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Portfolios may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g., a Portfolio) to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Portfolio’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Portfolios hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service

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providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Portfolios as the TOB residual holders.

The Portfolios have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended June 30, 2023, the Portfolios’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Portfolio Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

Fixed Income SHares - Series TE	$2,291	3.48%

*	Annualized

(f) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Portfolios of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results

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of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

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(c) Options Contracts  An option on an instrument (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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(d) Swap Agreements  are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of a Portfolio’s investment policy adopted pursuant to Rule 35d-1 under the Act (if any), the Portfolio will account for derivative instruments at market value. For purposes of applying a Portfolio’s other investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Portfolio at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value) or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The

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Notes to Financial Statements (Cont.)

manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery

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value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, but may also be used for speculative purposes.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared

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Notes to Financial Statements (Cont.)

to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Small Portfolio	—	—	—	—	X

Interest Rate	X	X	X	X	X

Credit	X	X	X	X	X

Market	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—

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Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Emerging Markets	X	X	X	X	—

Focused Investment	X	X	X	X	X

Derivatives	X	X	X	X	X

Liquidity	X	X	X	X	X

Management	X	X	X	X	X

High Yield	X	X	X	X	X

Currency	X	X	X	X	—

Leveraging	X	X	X	X	—

Issuer	X	X	X	X	X

Turnover	X	X	X	X	X

Municipal Securities	X	X	X	X	X

Municipal Project-Specific	—	—	—	—	X

Municipal Bond Market	—	—	—	—	X

California State-Specific	—	—	—	—	X

New York State-Specific	—	—	—	—	X

AMT Bonds	—	—	—	—	X

Sovereign Debt	—	—	—	X	—

Inflation/Deflation	X	X	X	X	X

Contingent Convertible Securities	X	—	X	—	—

LIBOR Transition	X	X	X	—	—

Collateralized Loan Obligation	X	X	—	—	—

Please see “Description of Principal Risks” in a Portfolio’s prospectus for a more detailed description of the risks of investing in a Portfolio.

Small Portfolio Risk  is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Credit Risk  is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivative contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Market Risk  is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or companies.

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Notes to Financial Statements (Cont.)

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities of U.S. issuers.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Focused Investment Risk  is the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over- the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange- traded or traded through a central clearing counterparty, resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

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Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Turnover Risk  is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Municipal Securities Risk  is the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

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Notes to Financial Statements (Cont.)

Municipal Project-Specific Risk  is the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Market Risk  is the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation.

California State-Specific Risk  is the risk that the Portfolio, to the extent it concentrates its investments in California municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that the Portfolio, to the extent it concentrates its investments in New York municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

AMT Bonds Risk  is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Inflation/Deflation Risk  is the risk that the value of assets or income from the Portfolio’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Portfolio’s investments could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Portfolio’s investments.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be

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written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Portfolio.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Portfolio or on certain instruments in which the Portfolio invests, which can be difficult to ascertain could result in losses to a Portfolio.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s Prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruption Risk  is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation or other factors relating to the Portfolio’s investments or PIMCO’s operations and cause a Portfolio to lose value. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets  is the risk that federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect

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Notes to Financial Statements (Cont.)

the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  is the risk that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  is the risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  is the risk that, as the use of technology has become more prevalent in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

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8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

SEMIANNUAL REPORT	JUNE 30, 2023	127

Notes to Financial Statements (Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolios. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  The Trust entered into an Investment Advisory Contract with the Adviser (the “Advisory Contract”) pursuant to which the Adviser serves as the investment adviser to each Portfolio. The Adviser does not receive investment advisory or other fees from the Portfolios or the Trust (although PIMCO may receive compensation under the Advisory Contract with respect to future series of the Trust). The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios.

Each Portfolio is an integral part of one or more “wrap-fee” programs, including those sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. PIMCO may receive fees or other benefits from or through its relationships with the sponsors of such wrap-fee programs for which the Portfolios are an investment option.

(b) Supervisory and Administration Fee  Pursuant to the Supervision and Administration Agreement with PIMCO (the “Administration Agreement”), PIMCO also serves as administrator to the Portfolios

128	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

June 30, 2023

(in this capacity, PIMCO is referred to as the “Administrator”). Under the Administration Agreement, the Administrator, at its expense, is required to procure most supervisory and administrative services required by the Portfolios including, but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, tax services, valuation services and other services required for the Portfolios’ daily operations. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear the expenses associated with these services at no charge to the Portfolios. In addition, PIMCO has entered into an expense limitation agreement with the Trust pursuant to which it has agreed to pay or reimburse certain other expenses of the Portfolios, as discussed in more detail below. The Administrator does not receive any administration or other fees from the Portfolios or the Trust for serving as administrator to the Portfolios (although the Administrator may receive compensation under the Administration Agreement with respect to future series of the Trust). The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

The Trust is responsible for the following expenses: (i) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Trust or any of its Portfolios; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred for any of the Portfolios; (iv) expenses of each Portfolio’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by a Portfolio of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) fees and expenses of any underlying funds or other pooled vehicles in which a Portfolio invests; (vii) dividend and interest expenses on short positions taken by the Portfolios; (viii) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (ix) extraordinary expenses, including extraordinary legal expenses, as may arise including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (x) to the extent permitted by the Board, organizational and offering expenses of the Trust and the Portfolios and any expenses which are capitalized in accordance with generally accepted accounting principles; and (xi) any expenses allocated or allocable to a specific class of shares of a Portfolio, including fees paid pursuant to an administrative services or distribution plan.

(c) Distribution Contract  The Trust has entered into a distribution contract with PIMCO Investments LLC (the “Distributor”), a wholly-owned subsidiary of PIMCO, pursuant to which the Distributor serves as the distributor and principal underwriter of the Portfolios’ shares (the “Distribution Contract”). The Distributor does not receive any distribution or other fees from the Portfolios or the Trust for serving as the distributor and principal underwriter of the Portfolios’ shares (although the Distributor may receive compensation under the Distribution Contract with respect to future series of the Trust).

SEMIANNUAL REPORT	JUNE 30, 2023	129

Notes to Financial Statements (Cont.)

(d) Expense Limitation Agreement  The Adviser has contractually agreed pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) to bear the expenses of or make payments to each Portfolio to the extent that, for any calendar month, “Specified Expenses”, as defined in the Expense Limitation Agreement of such Portfolio would exceed 0.00%. “Specified Expenses” of a Portfolio means all expenses incurred by the Portfolio, including organizational and offering expenses and expenses associated with obtaining or maintaining a Legal Entity Identifier, but excluding any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities, fees and expenses of any underlying Portfolios or other pooled vehicles in which the Portfolio invests, taxes, governmental fees, dividends and interest on short positions, and extraordinary expenses, including extraordinary legal expenses. This Expense Limitation Agreement shall continue in effect, unless sooner terminated by the Board, for so long as the Adviser serves as the investment adviser to the applicable Portfolio pursuant to the Advisory Contract. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2023, were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/Loss

Fixed Income SHares: Series C	$6,253	$6,151	$(2,006)

Fixed Income SHares: Series TE	175	51	(1)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

130	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

June 30, 2023

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

Fixed Income SHares: Series C	$4,635,167	$4,549,805	$33,892	$67,842

Fixed Income SHares: Series LD	34,418	32,731	5,479	34,973

Fixed Income SHares: Series M	4,556,321	4,571,663	56,454	56,753

Fixed Income SHares: Series R	372,953	378,886	112	8,333

Fixed Income SHares: Series TE	925	0	17,939	19,891

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value.

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Portfolio, the Portfolio may be subject to an excise tax of 4% of the amount by which 98% of the Portfolio’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

SEMIANNUAL REPORT	JUNE 30, 2023	131

Notes to Financial Statements (Cont.)

(Unaudited)

June 30, 2023

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2023, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2022, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

Fixed Income SHares: Series C	$194,979	$22,744

Fixed Income SHares: Series LD	0	0

Fixed Income SHares: Series M	54,261	60,396

Fixed Income SHares: Series R	1,502	24,839

Fixed Income SHares: Series TE	2,910	838

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

Fixed Income SHares: Series C	$1,819,870	$5,056	$(127,087)	$(122,031)

Fixed Income SHares: Series LD	96,744	445	(6,067)	(5,622)

Fixed Income SHares: Series M	1,660,817	15,293	(122,295)	(107,002)

Fixed Income SHares: Series R	401,489	7,656	(57,250)	(49,594)

Fixed Income SHares: Series TE	75,732	2,111	(1,327)	784

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolios’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no subsequent events identified that require recognition or disclosure.

132	PIMCO MANAGED ACCOUNTS TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	MBC	HSBC Bank Plc
BCY	Barclays Capital, Inc.	MSC	Morgan Stanley & Co. LLC.
BOA	Bank of America N.A.	MYC	Morgan Stanley Capital Services LLC
BPG	BNP Paribas Securities Corp.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	NOM	Nomura Securities International, Inc.
BRC	Barclays Bank PLC	RDR	RBC Capital Markets LLC
CBK	Citibank N.A.	SCX	Standard Chartered Bank, London
CLY	Crédit Agricole Corporate and Investment Bank	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	SSB	State Street Bank and Trust Co.
FICC	Fixed Income Clearing Corporation	TDM	TD Securities (USA) LLC
GLM	Goldman Sachs Bank USA	TOR	The Toronto-Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD (or $)	Canadian Dollar	MXN	Mexican Peso
COP	Colombian Peso	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	PEN	Peruvian New Sol
GBP	British Pound	PLN	Polish Zloty
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	FRCPXTOB	France Consumer Price ex-Tobacco Index
CAONREPO	Canadian Overnight Repo Rate Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFR	Secured Overnight Financing Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BAM	Build America Mutual Assurance
AGM	Assured Guaranty Municipal	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
ABS	Asset-Backed Security	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
BABs	Build America Bonds	oz.	Ounce
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2023	133

Approval of Investment Management Agreement

PMAT

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), of PIMCO Managed Accounts Trust (“PMAT”), voting separately, annually approve the continuation of the Investment Advisory Contract between PMAT, on behalf of each of its series (each, a “Portfolio” and, collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”) (the “Agreement”). At an in-person meeting held on June 14, 2023 (the “Approval Meeting”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of the Agreement for an additional one-year period commencing on August 1, 2023.

In addition to the Approval Meeting, the Contracts Committee (the “Committee”) and the Performance Committee of the Board held a joint meeting on May 19, 2023 to discuss materials provided by PIMCO in connection with the Trustees’ review of the Agreements. The annual contract review process also involved multiple discussions and meetings with members of the Committee and the full Committee (the Approval Meeting, together with such discussions and meetings, the “Contract Renewal Meetings”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“Independent Counsel”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from PIMCO attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering the Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreement for each Portfolio, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreements. The Trustees also considered the nature, quality and extent of the various services performed by PIMCO under the Agreement.

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of follow-up inquiries, submitted by the Independent Trustees and Independent Counsel. The Board also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Portfolios. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance, risks, and other portfolio information for each Portfolio, including any use of derivatives, as well as periodic reports on, among other matters, pricing and valuation; quality and cost of portfolio trade execution; compliance; and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees also reviewed information regarding the investment performance for each Portfolio and certain composites comprised of separate accounts managed by PIMCO that invest in the Portfolios, along with associated benchmark indices for such separate accounts, as well as the estimated profitability to PIMCO with respect to the Portfolios (taking into account profitability estimates of related separate accounts) for the one-year period ended December 31, 2022.

134	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Portfolios, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services, and general corporate ownership and business operations unrelated to the Portfolios. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Portfolios. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Portfolios; recent changes to the named portfolio managers of the Portfolios, as applicable; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems and cybersecurity measures, of PIMCO.

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Portfolios beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Portfolios; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreement; the nature, extent, and quality of the investment advisory services PIMCO is responsible for providing to the Portfolios; PIMCO’s risk management function; and conditions that might affect PIMCO’s ability to provide high-quality services to the Portfolios in the future under the Agreement, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial, business and other risks that PIMCO has undertaken as investment manager and sponsor of the Portfolios for which it receives no direct management fee. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Portfolios. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Portfolios’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its

SEMIANNUAL REPORT	JUNE 30, 2023	135

Approval of Investment Management Agreement (Cont.)

proprietary software and applications, to support the Portfolios through, among other things, cybersecurity, business continuity planning, and risk management.

After their review and deliberations, the Trustees concluded that the nature, extent and quality of the overall services provided by PIMCO under the Agreement were appropriate.

Fee and Expense Information

The Trustees also gave substantial consideration to the fact that, with respect to each Portfolio, no fees are payable to PIMCO from the Portfolios under the Agreement, and that PIMCO has entered into an Expense Limitation Agreement with PMAT, on behalf of each Portfolio, pursuant to which PIMCO waives all fees and/or pays or reimburses all expenses of the Portfolios, except extraordinary expenses, including extraordinary legal expenses, and expenses incurred as a result of portfolio investments, such as any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolios invest, taxes, governmental fees and dividends and interest on short positions.

Performance Information

The Trustees also considered the performance of each Portfolio as compared to the performance of a composite comprised of separate accounts managed by PIMCO that invest in the Portfolio, along with associated benchmark indices for such separate accounts. The Trustees noted that because the Portfolios are intended to form only a portion of an overall investment strategy and were developed exclusively for use within separately managed accounts, comparisons to the performance of traditional stand-alone funds or accounts managed by PIMCO would produce limited relevant information. The Trustees noted that the Series C Portfolio underperformed the performance of the associated benchmark for the one-, three-, five-, and ten-year periods ending December 31, 2022; the Series M Portfolio outperformed the performance of the associated benchmark for the three-, five-, and ten-year periods ending December 31, 2022 but underperformed the performance of the associated benchmark for the one-year period ending December 31, 2022; the Series R and Series TE Portfolios each outperformed the performance of the associated benchmarks for the five- and ten-year periods ending December 31, 2022 but underperformed the performance of the associated benchmarks for the one- and three-year periods ending December 31, 2022; and the Series LD Portfolio outperformed the performance of the associated benchmark for the three- and five-year periods ending December 31, 2022 but underperformed the performance of the associated benchmark for the one-year period ending December 31, 2022. In addition, the Trustees considered matters bearing on the Portfolios and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and Fall-out Benefits

Because the Portfolios do not pay fees directly, the Trustees did not place emphasis on the extent to which economies of scale would be realized due to potential growth of assets in the Portfolios or whether fee and expense levels reflect economies of scale for the Portfolios’ shareholders.

The Trustees considered the fact that PIMCO and its affiliates may benefit from their relationships with the sponsors of wrap programs for which the Portfolios are an investment option. They noted

136	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

such benefits include the receipt by PIMCO and its affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment adviser to the Portfolios and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Portfolios’ portfolio transactions on an agency basis.

The Trustees also considered the amounts paid by the sponsors of the “wrap” programs to PIMCO and/or its affiliates with respect to wrap account assets invested in the Portfolios, as well as the fees “imputed” to PIMCO, for purposes of arriving at an estimate of profitability arising from PIMCO’s and its affiliates’ relationships with the Portfolios. Among other information, the Trustees took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Portfolios and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

Conclusion

After reviewing these and other factors described herein, including that no fees are payable under the Agreement, the Trustees concluded, with respect to each Portfolio, within the context of their overall conclusions regarding the Agreement, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Portfolios. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the continuation of the Agreement was in the interests of each Portfolio and its shareholders, and should be approved.

SEMIANNUAL REPORT	JUNE 30, 2023	137

Changes to Board of Trustees

(Unaudited)

Effective April 30, 2023, Mr. John C. Maney retired from his position as Trustee of the Trust.

Effective April 30, 2023, the Board of Trustees appointed Ms. Libby D. Cantrill as a Trustee of the Trust.

138	PIMCO MANAGED ACCOUNTS TRUST

Changes to Portfolio Managers

(Unaudited)

Effective April 21, 2023, the PIMCO FISH: Series TE Portfolio’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine, and Rachel Betton no longer serves as portfolio manager.

SEMIANNUAL REPORT	JUNE 30, 2023	139

Liquidity Risk Management Program

(Unaudited)

In compliance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), PIMCO Managed Accounts Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Portfolio” and collectively, the “Portfolios”) not regulated as a money market fund under 1940 Act Rule 2a-7, which is reasonably designed to assess and manage the Portfolios’ liquidity risk. The Trust’s Board of Trustees (the “Board”) previously approved the designation of the PIMCO Liquidity Risk Committee (the “Administrator”) as Program administrator. The PIMCO Liquidity Risk Committee consists of senior members from certain PIMCO business areas, such as Portfolio Risk Management, Americas Operations, Compliance, Account Management and Portfolio Management, and is advised by members of PIMCO Legal.

A Portfolio’s “liquidity risk” is the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. In accordance with the Program, each Portfolio’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Portfolio’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. Each portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. Each Portfolio has adopted a “Highly Liquid Investment Minimum” (or “HLIM”), which is a minimum amount of Portfolio net assets to be invested in highly liquid investments that are assets. As required under the Liquidity Rule, each Portfolio’s HLIM is periodically reviewed, no less frequently than annually, and the Portfolios have adopted policies and procedures for responding to a shortfall of a Portfolio’s highly liquid investments below its HLIM. The Liquidity Rule also limits the Portfolios’ investments in illiquid investments by prohibiting a Portfolio from acquiring any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Certain non-public reporting is generally required if a Portfolio’s holdings of illiquid investments that are assets were to exceed 15% of Portfolio net assets.

At a meeting of the Board held on March 23, 2023, the Board received a report (the “Report”) from the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the 12-month period ended December 31, 2022. The Report reviewed the operation of the Program’s components during such period and stated that the Program is operating effectively to assess and manage each Portfolio’s liquidity risk and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolios’ liquidity developments. This has remained true for the 12-month period ended June 30, 2023.

140	PIMCO MANAGED ACCOUNTS TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

FISH4001SAR_063023

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	August 31, 2023

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	August 31, 2023